                                                [RIVERSOURCE ANNUITIES(SM) LOGO]

--------------------------------------------------------------------------------
AMERICAN ENTERPRISE LIFE
AEL PERSONAL PORTFOLIO PLUS(2)
AEL PERSONAL PORTFOLIO PLUS
AEL PERSONAL PORTFOLIO
     VARIABLE ANNUITY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2005 ANNUAL REPORT

--------------------------------------------------------------------------------

37301 T (5/06)       Issued by: American Enterprise Life Insurance Company (AEL)

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio (comprised of 27 subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Annuity Account -AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL        1
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
                                                                  AIM VI        AIM VI       AIM VI         AC VP        AC VP
                                                                 CORE EQ,      INTL GRO,   PREMIER EQ,    INC & GRO,      VAL,
DECEMBER 31, 2005                                                  SER I        SER I         SER I         CL I          CL I
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                   $ 4,121,397   $ 2,582,336   $33,664,058   $ 1,880,190   $ 1,991,787
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                           --           479           391            --             1
Receivable for share redemptions                                        14            --        31,747         9,397            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     4,121,411     2,582,815    33,696,196     1,889,587     1,991,788
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    4,320         2,714        34,431         1,990         2,097
   Administrative charge                                               518           326         4,236           239           252
   Contract terminations                                                14            --        31,747         9,397            --
Payable for investments purchased                                       --           479           391            --             1
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    4,852         3,519        70,805        11,626         2,350
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        4,116,358     2,579,270    33,600,284     1,877,961     1,989,340
Net assets applicable to contracts in payment period                   201            26        25,107            --            98
Net assets applicable to seed money                                     --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 4,116,559   $ 2,579,296   $33,625,391   $ 1,877,961   $ 1,989,438
==================================================================================================================================
(1) Investment shares                                              175,753       111,452     1,508,246       250,358       242,901
(2) Investments, at cost                                       $ 4,544,776   $ 2,297,411   $39,683,913   $ 1,777,866   $ 1,626,546
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
                                                               JANUS ASPEN   JANUS ASPEN
                                                                   BAL,       WORLD GRO,      OPCAP         OPCAP        OPCAP
DECEMBER 31, 2005 (CONTINUED)                                      INST         INST           EQ          MANAGED       SM CAP
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                   $ 9,376,919   $ 3,466,569   $ 1,286,404   $ 4,572,909   $ 2,549,202
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                           --            --            --            --         6,252
Receivable for share redemptions                                       144            31            68             2            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     9,377,063     3,466,600     1,286,472     4,572,911     2,555,454
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    9,826         3,638         1,353         4,788         2,667
   Administrative charge                                             1,179           437           162           575           320
   Contract terminations                                               144            31            68             2            --
Payable for investments purchased                                       --            --            --            --         6,252
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   11,149         4,106         1,583         5,365         9,239
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        9,365,494     3,455,396     1,284,702     4,562,703     2,546,215
Net assets applicable to contracts in payment period                   420         7,098           187         4,843            --
Net assets applicable to seed money                                     --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 9,365,914   $ 3,462,494   $ 1,284,889   $ 4,567,546   $ 2,546,215
==================================================================================================================================
(1) Investment shares                                              364,294       123,983        33,518       106,149        81,496
(2) Investments, at cost                                       $ 8,801,156   $ 4,540,658   $ 1,170,816   $ 4,125,458   $ 2,094,621
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
                                                                   OPPEN         OPPEN        PUT VT       PUT VT        PUT VT
                                                                 CAP APPR       HI INC       DIV INC,     DIV INC,      GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                       VA            VA          CL IA        CL IB          CL IA
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                   $ 4,470,005   $ 2,485,332   $ 3,782,802   $ 2,699,523   $ 8,148,732
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                          959           209            72           132            --
Receivable for share redemptions                                        --            --            --            --        59,260
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     4,470,964     2,485,541     3,782,874     2,699,655     8,207,992
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                    4,696         2,593         3,911         2,792         8,605
   Administrative charge                                               563           311           469           335         1,033
   Contract terminations                                                --            --            --            --        59,260
Payable for investments purchased                                      959           209            72           132            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    6,218         3,113         4,452         3,259        68,898
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        4,464,746     2,482,428     3,768,502     2,696,350     8,137,852
Net assets applicable to contracts in payment period                    --            --         9,920            46         1,242
Net assets applicable to seed money                                     --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 4,464,746   $ 2,482,428   $ 3,778,422   $ 2,696,396   $ 8,139,094
==================================================================================================================================
(1) Investment shares                                              116,044       294,471       426,953       308,165       307,383
(2) Investments, at cost                                       $ 4,708,373   $ 2,824,429   $ 4,133,662   $ 2,829,164   $ 7,683,237
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
                                                                  PUT VT       PUT VT        PUT VT       PUT VT         PUT VT
                                                                GRO & INC,    HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,
DECEMBER 31, 2005 (CONTINUED)                                     CL IB         CL IA        CL IB         CL IA         CL IB
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                   $13,332,470   $ 1,530,684   $ 1,281,388   $ 4,424,897   $ 3,446,578
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                        1,233            11            92           602            18
Receivable for share redemptions                                       297            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    13,334,000     1,530,695     1,281,480     4,425,499     3,446,596
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                   12,782         1,598         1,331         4,657         3,622
   Administrative charge                                             1,670           192           160           559           435
   Contract terminations                                               297            --            --            --            --
Payable for investments purchased                                    1,233            11            92           602            18
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   15,982         1,801         1,583         5,818         4,075
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       13,317,808     1,526,358     1,279,897     4,419,372     3,442,521
Net assets applicable to contracts in payment period                    --         2,536            --           309            --
Net assets applicable to seed money                                    210            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $13,318,018   $ 1,528,894   $ 1,279,897   $ 4,419,681   $ 3,442,521
==================================================================================================================================
(1) Investment shares                                              505,976       199,308       168,161       236,120       120,721
(2) Investments, at cost                                       $11,901,014   $ 1,978,498   $ 1,509,273   $ 4,968,962   $ 5,652,243
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL        3
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                    BAL         CASH MGMT      DIV BOND       INTL OPP     LG CAP EQ
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                $ 10,164,076   $ 28,786,600   $ 38,041,647   $ 2,373,306   $ 85,688,554
Dividends receivable                                                  --         86,819        124,704            --             --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                         --         76,212          1,426         7,545          6,634
Receivable for share redemptions                                      --             --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,164,076     28,949,631     38,167,777     2,380,851     85,695,188
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 10,592         31,882         39,256         2,419        105,771
   Administrative charge                                           1,261          3,681          4,726           294         10,561
   Contract terminations                                           9,474             --            828            --         39,169
Payable for investments purchased                                     --             --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 21,327         35,563         44,810         2,713        155,501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,132,684     28,855,190     38,105,597     2,374,062     85,535,555
Net assets applicable to contracts in payment period               9,998         57,883         11,702         3,038          4,132
Net assets applicable to seed money                                   67            995          5,668         1,038             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 10,142,749   $ 28,914,068   $ 38,122,967   $ 2,378,138   $ 85,539,687
===================================================================================================================================
(1) Investment shares                                            685,931     28,796,888      3,631,386       219,263      3,897,835
(2) Investments, at cost                                    $ 10,943,967   $ 28,786,585   $ 38,610,153   $ 2,724,978   $ 80,370,770
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         SEGREGATED ASSET
                                                                                            SUBACCOUNTS
                                                                                   ---------------------------
                                                                                      RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                                         NEW DIM    STRATEGY AGGR
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                                       $ 20,633,718    $ 3,619,281
Dividends receivable                                                                         --             --
Accounts receivable from American Enterprise Life for contract purchase payments          2,674             --
Receivable for share redemptions                                                             --             --
--------------------------------------------------------------------------------------------------------------
Total assets                                                                         20,636,392      3,619,281
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                        20,532          3,747
   Administrative charge                                                                  2,547            450
   Contract terminations                                                                  1,070          1,286
Payable for investments purchased                                                            --             --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        24,149          5,483
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            20,592,334      3,611,189
Net assets applicable to contracts in payment period                                     19,124          2,609
Net assets applicable to seed money                                                         785             --
--------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $ 20,612,243    $ 3,613,798
==============================================================================================================
(1) Investment shares                                                                 1,307,380        414,666
(2) Investments, at cost                                                           $ 20,961,621    $ 5,473,173
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                     AIM VI      AIM VI        AIM VI        AC VP         AC VP
                                                                    CORE EQ,    INTL GRO,    PREMIER EQ,   INC & GRO,      VAL,
YEAR ENDED DECEMBER 31, 2005                                         SER I       SER I          SER I         CL I         CL I
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $    61,603   $  15,977   $    280,761   $   37,887   $   17,610
Variable account expenses                                              62,622      35,801        479,550       27,133       28,430
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (1,019)    (19,824)      (198,789)      10,754      (10,820)
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,166,038     697,415      6,248,062      335,317      302,066
   Cost of investments sold                                         1,330,899     702,298      7,704,680      326,067      249,257
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (164,861)     (4,883)    (1,456,618)       9,250       52,809
Distributions from capital gains                                           --          --             --           --      203,749
Net change in unrealized appreciation or depreciation of
   investments                                                        316,027     402,556      3,026,996       39,881     (174,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        151,166     397,673      1,570,378       49,131       82,399
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   150,147   $ 377,849   $  1,371,589   $   59,885   $   71,579
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                  JANUS ASPEN   JANUS ASPEN
                                                                      BAL,       WORLD GRO,      OPCAP       OPCAP         OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                              INST         INST           EQ        MANAGED       SM CAP
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   216,898   $    48,690   $   6,081   $    66,939   $       --
Variable account expenses                                             137,135        51,061      19,211        71,101       36,881
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        79,763        (2,371)    (13,130)       (4,162)     (36,881)
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              2,031,049       867,917     330,921     1,723,967      517,901
   Cost of investments sold                                         1,988,764     1,201,730     316,863     1,609,938      446,962
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       42,285      (333,813)     14,058       114,029       70,939
Distributions from capital gains                                           --            --          --       180,917      382,126
Net change in unrealized appreciation or depreciation of
   investments                                                        466,229       472,231      70,129      (119,500)    (482,244)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        508,514       138,418      84,187       175,446      (29,179)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   588,277   $   136,047   $  71,057   $   171,284   $  (66,060)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                      OPPEN        OPPEN        PUT VT       PUT VT       PUT VT
                                                                    CAP APPR       HI INC      DIV INC,      DIV INC,   GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                               VA           VA          CL IA         CL IB        CL IA
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $    45,974   $  192,906   $   341,528   $  212,896   $   171,455
Variable account expenses                                              66,322       38,928        60,119       40,139       125,144
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (20,348)     153,978       281,409      172,757        46,311
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,046,152      739,839     1,450,323      604,465     2,721,585
   Cost of investments sold                                         1,161,610      852,984     1,584,226      629,176     2,691,700
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (115,458)    (113,145)     (133,903)     (24,711)       29,885
Distributions from capital gains                                           --           --            --           --            --
Net change in unrealized appreciation or depreciation of
   investments                                                        283,720      (23,664)      (69,607)    (102,358)      223,705
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        168,262     (136,809)     (203,510)    (127,069)      253,590
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   147,914   $   17,169   $    77,899   $   45,688   $   299,901
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL        5
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------------
                                                                     PUT VT        PUT VT       PUT VT       PUT VT       PUT VT
                                                                   GRO & INC,    HI YIELD,    HI YIELD,     NEW OPP,      VOYAGER,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                             CI IB         CI IA        CL IB        CL IA         CL IB
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   211,073   $   164,104   $ 110,397   $    18,157   $    24,349
Variable account expenses                                             174,023        25,245      18,963        65,656        49,057
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        37,050       138,859      91,434       (47,499)      (24,708)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,752,458       771,939     270,705     1,437,136       632,655
   Cost of investments sold                                         1,634,555     1,005,514     318,018     1,769,093     1,108,892
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      117,903      (233,575)    (47,313)     (331,957)     (476,237)
Distributions from capital gains                                           --            --          --            --            --
Net change in unrealized appreciation or depreciation of
   investments                                                        347,879       126,346     (22,496)      736,032       632,599
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        465,782      (107,229)    (69,809)      404,075       156,362
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   502,832   $    31,630   $  21,625   $   356,576   $   131,654
====================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                     RVS VP      RVS VP         RVS VP       RVS VP      RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                              BAL       CASH MGMT      DIV BOND     INTL OPP    LG CAP EQ
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   278,460  $    798,640  $ 1,469,112  $    32,193  $   885,905
Variable account expenses                                             152,486       444,027      551,973       32,473    1,270,868
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       125,974       354,613      917,139         (280)    (384,963)
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              2,722,955    32,303,735    9,525,067      864,977    7,784,744
   Cost of investments sold                                         2,989,857    32,303,710    9,578,142    1,077,079    7,832,786
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (266,902)           25      (53,075)    (212,102)     (48,042)
Distributions from capital gains                                      307,907            --           --           --           --
Net change in unrealized appreciation or depreciation of
   investments                                                         75,347            37     (587,354)     472,564    4,624,491
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        116,352            62     (640,429)     260,462    4,576,449
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   242,326  $    354,675  $   276,710  $   260,182  $ 4,191,486
===================================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------
                                                                          RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                 NEW DIM     STRATEGY AGGR
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Dividend income                                                        $   123,887     $     3,094
Variable account expenses                                                  284,978          52,940
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           (161,091)        (49,846)
===================================================================================================

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   3,523,641       1,046,658
   Cost of investments sold                                              3,777,272       1,730,148
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (253,631)       (683,490)
Distributions from capital gains                                                --              --
Net change in unrealized appreciation or depreciation of
   investments                                                             367,540         984,776
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             113,909         301,286
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   (47,182)    $   251,440
===================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                AIM VI         AIM VI         AIM VI         AC VP         AC VP
                                                               CORE EQ,       INTL GRO,     PREMIER EQ,    INC & GRO,       VAL,
YEAR ENDED DECEMBER 31, 2005                                    SER I           SER I          SER I         CL I           CL I
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              $     (1,019)  $    (19,824)  $   (198,789)  $    10,754   $   (10,820)
Net realized gain (loss) on sales of investments                 (164,861)        (4,883)    (1,456,618)        9,250        52,809
Distributions from capital gains                                       --             --             --            --       203,749
Net change in unrealized appreciation or depreciation of
   investments                                                    316,027        402,556      3,026,996        39,881      (174,159)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     150,147        377,849      1,371,589        59,885        71,579
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                          3,632          4,726         95,510         1,455         1,368
Net transfers(1)                                                 (163,406)       (83,194)    (1,262,450)       91,475       128,485
Adjustments to net assets allocated to contracts in payout
   period                                                              --             --         (6,445)           32            --
Contract terminations:
   Surrender benefits and contract charges                       (861,491)      (469,195)    (3,426,403)     (266,474)     (249,059)
   Death benefits                                                 (82,192)       (42,045)      (448,762)      (11,922)       (7,240)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (1,103,457)      (589,708)    (5,048,550)     (185,434)     (126,446)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 5,069,869      2,791,155     37,302,352     2,003,510     2,044,305
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  4,116,559   $  2,579,296   $ 33,625,391   $ 1,877,961   $ 1,989,438
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          4,187,731      2,222,895     51,708,148     1,530,301     1,162,630
Contract purchase payments                                          2,993          3,655        200,334         1,122           781
Net transfers(1)                                                 (135,749)       (64,186)    (1,709,324)       70,524        74,036
Contract terminations:
   Surrender benefits and contract charges                       (712,318)      (362,902)    (4,746,706)     (202,859)     (140,940)
   Death benefits                                                 (68,558)       (33,513)      (591,422)       (8,899)       (4,182)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                3,274,099      1,765,949     44,861,030     1,390,189     1,092,325
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL        7
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                              JANUS ASPEN    JANUS ASPEN
                                                                 BAL,         WORLD GRO,      OPCAP          OPCAP         OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         INST           INST           EQ           MANAGED        SM CAP
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              $      79,763   $    (2,371)  $   (13,130)  $     (4,162)  $   (36,881)
Net realized gain (loss) on sales of investments                    42,285      (333,813)       14,058        114,029        70,939
Distributions from capital gains                                        --            --            --        180,917       382,126
Net change in unrealized appreciation or depreciation of
   investments                                                     466,229       472,231        70,129       (119,500)     (482,244)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      588,277       136,047        71,057        171,284       (66,060)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                           9,104         3,124         2,164          4,776         2,886
Net transfers(1)                                                   103,345      (179,448)       20,701         71,796        96,783
Adjustments to net assets allocated to contracts in payout
   period                                                               --            --            --           (574)           92
Contract terminations:
   Surrender benefits and contract charges                      (1,787,013)     (585,083)     (270,960)    (1,568,452)     (467,403)
   Death benefits                                                  (87,841)      (40,337)       (8,818)       (60,409)      (17,202)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (1,762,405)     (801,744)     (256,913)    (1,552,863)     (384,844)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 10,540,042     4,128,191     1,470,745      5,949,125     2,997,119
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $   9,365,914   $ 3,462,494   $ 1,284,889   $  4,567,546   $ 2,546,215
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                           6,201,942     3,304,251     1,138,804      2,612,847     1,780,842
Contract purchase payments                                           5,292         2,487         1,651          2,079         1,831
Net transfers(1)                                                    62,733      (146,442)       16,564         29,400        61,612
Contract terminations:
   Surrender benefits and contract charges                      (1,042,321)     (474,468)     (207,801)      (686,431)     (300,017)
   Death benefits                                                  (50,570)      (32,791)       (6,734)       (26,146)      (11,377)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 5,177,076     2,653,037       942,484      1,931,749     1,532,891
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                     OPPEN        OPPEN          PUT VT        PUT VT        PUT VT
                                                   CAP APPR       HI INC        DIV INC,      DIV INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              VA           VA            CL IA         CL IB         CL IA
-----------------------------------------------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $   (20,348)  $   153,978   $    281,409   $   172,757   $     46,311
Net realized gain (loss) on sales of
   investments                                      (115,458)     (113,145)      (133,903)      (24,711)        29,885
Distributions from capital gains                          --            --             --            --             --
Net change in unrealized appreciation or
   depreciation of investments                       283,720       (23,664)       (69,607)     (102,358)       223,705
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         147,914        17,169         77,899        45,688        299,901
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
Contract transactions
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             7,936         3,328          4,692         5,238         10,080
Net transfers(1)                                      28,080        66,670         54,231        85,988         61,130
Adjustments to net assets allocated to
   contracts in payout period                            112            99           (966)           --           (763)
Contract terminations:
   Surrender benefits and contract charges          (890,861)     (630,799)    (1,325,174)     (451,634)    (2,591,899)
   Death benefits                                    (32,227)      (18,597)       (46,006)      (58,870)       (64,052)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (886,960)     (579,299)    (1,313,223)     (419,278)    (2,585,504)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,203,792     3,044,558      5,013,746     3,069,986     10,424,697
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 4,464,746   $ 2,482,428   $  3,778,422   $ 2,696,396   $  8,139,094
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             3,602,269     2,446,721      2,899,120     2,282,623      4,457,301
Contract purchase payments                             5,552         2,675          2,695         3,884          4,281
Net transfers(1)                                      20,491        52,415         30,946        63,577         25,496
Contract terminations:
   Surrender benefits and contract charges          (623,916)     (509,503)      (762,113)     (333,532)    (1,114,820)
   Death benefits                                    (22,374)      (14,981)       (26,428)      (43,647)       (27,286)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,982,022     1,977,327      2,144,220     1,972,905      3,344,972
=======================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL        9
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    PUT VT        PUT VT        PUT VT        PUT VT         PUT VT
                                                  GRO & INC,     HI YIELD,     HI YIELD,      NEW OPP,       VOYAGER,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            CL IB          CL IA         CL IB         CL IA          CL IB
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $     37,050   $   138,859   $    91,434   $    (47,499)  $   (24,708)
Net realized gain (loss) on sales of
   investments                                        117,903      (233,575)      (47,313)      (331,957)     (476,237)
Distributions from capital gains                           --            --            --             --            --
Net change in unrealized appreciation or
   depreciation of investments                        347,879       126,346       (22,496)       736,032       632,599
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          502,832        31,630        21,625        356,576       131,654
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             71,105         2,487         1,666          7,786         3,792
Net transfers(1)                                      162,612       (27,499)        1,532       (117,555)     (150,954)
Adjustments to net assets allocated to
   contracts in payout period                           1,226          (371)           31          5,950            29
Contract terminations:
   Surrender benefits and contract charges           (893,718)     (694,927)     (209,398)    (1,232,640)     (345,341)
   Death benefits                                    (289,519)      (19,043)       (8,078)       (32,424)      (58,203)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (948,294)     (739,353)     (214,247)    (1,368,883)     (550,677)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    13,763,480     2,236,617     1,472,519      5,431,988     3,861,544
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 13,318,018   $ 1,528,894   $ 1,279,897   $  4,419,681   $ 3,442,521
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             11,820,670     1,299,578     1,138,767      2,927,630     3,108,016
Contract purchase payments                             62,198         1,436         1,291          4,159         3,099
Net transfers(1)                                      129,986       (16,010)        1,247        (62,497)     (122,309)
Contract terminations:
   Surrender benefits and contract charges           (739,255)     (403,543)     (161,466)      (664,809)     (281,347)
   Death benefits                                    (245,644)      (11,046)       (6,249)       (17,237)      (49,107)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   11,027,955       870,415       973,590      2,187,246     2,658,352
=======================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              BAL         CASH MGMT      DIV BOND       INTL OPP       LG CAP EQ
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $    125,974   $    354,613   $    917,139   $       (280)  $   (384,963)
Net realized gain (loss) on sales of
   investments                                       (266,902)            25        (53,075)      (212,102)       (48,042)
Distributions from capital gains                      307,907             --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                         75,347             37       (587,354)       472,564      4,624,491
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          242,326        354,675        276,710        260,182      4,191,486
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             18,816     14,077,791        529,800        127,631     34,339,403
Net transfers(1)                                      406,864     (7,509,899)       815,055        (45,726)      (953,656)
Adjustments to net assets allocated to
   contracts in payout period                            (855)         2,049         (1,009)          (378)          (500)
Contract terminations:
   Surrender benefits and contract charges         (2,224,160)    (6,950,709)    (3,372,464)      (465,326)    (4,550,687)
   Death benefits                                    (190,459)      (823,993)      (492,031)       (13,324)      (560,941)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,989,794)    (1,204,761)    (2,520,649)      (397,123)    28,273,619
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    11,890,217     29,764,154     40,366,906      2,515,079     53,074,582
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 10,142,749   $ 28,914,068   $ 38,122,967   $  2,378,138   $ 85,539,687
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              8,243,871     27,672,800     31,737,238      1,983,475     57,069,558
Contract purchase payments                             14,409     14,176,200        447,504        109,953     38,960,123
Net transfers(1)                                      241,692      3,512,426        588,076        (35,951)      (908,854)
Contract terminations:
   Surrender benefits and contract charges         (1,277,872)   (17,975,507)    (2,340,502)      (361,796)    (4,490,721)
   Death benefits                                    (132,827)      (728,955)      (389,256)       (10,127)      (626,494)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    7,089,273     26,656,964     30,043,060      1,685,554     90,003,612
==========================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       11
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET
                                                                               SUBACCOUNTS
                                                                       -----------------------------
                                                                          RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                  NEW DIM     STRATEGY AGGR
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   (161,091)  $     (49,846)
Net realized gain (loss) on sales of investments                           (253,631)       (683,490)
Distributions from capital gains                                                 --              --
Net change in unrealized appreciation or depreciation of investments        367,540         984,776
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (47,182)        251,440
====================================================================================================

----------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------
Contract purchase payments                                                  336,988           4,789
Net transfers(1)                                                             72,182         (93,658)
Adjustments to net assets allocated to contracts in payout period            (6,128)           (334)
Contract terminations:
   Surrender benefits and contract charges                               (1,461,562)       (840,098)
   Death benefits                                                          (281,549)        (23,157)
----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (1,340,069)       (952,458)
----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          21,999,494       4,314,816
----------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 20,612,243   $   3,613,798
====================================================================================================

----------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                   26,604,994       3,193,515
Contract purchase payments                                                  460,762           3,564
Net transfers(1)                                                            110,115         (68,033)
Contract terminations:
   Surrender benefits and contract charges                               (1,801,312)       (627,538)
   Death benefits                                                          (339,310)        (17,377)
----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         25,035,249       2,484,131
====================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    AIM VI         AIM VI        AIM VI         AC VP         AC VP
                                                   CORE EQ,      INTL GRO,     PREMIER EQ,    INC & GRO,       VAL,
YEAR ENDED DECEMBER 31, 2004                        SER I          SER I         SER I          CL I           CL I
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $    (25,334)  $   (21,985)  $   (351,918)  $       942   $    (7,604)
Net realized gain (loss) on sales of
   investments                                       (191,060)     (135,678)    (1,910,018)      (20,910)       72,835
Distributions from capital gains                           --            --             --            --        15,806
Net change in unrealized appreciation or
   depreciation of investments                        582,516       698,666      3,744,608       229,202       156,461
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          366,122       541,003      1,482,672       209,234       237,498
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             18,495         7,188        150,539         2,293         3,182
Net transfers(1)                                     (126,744)     (150,101)    (1,689,036)       25,231        52,882
Adjustments to net assets allocated to
contracts in payout period                                 --            --         (6,024)           --            --
Contract terminations:
   Surrender benefits and contract charges           (660,289)     (409,163)    (2,204,516)     (231,566)     (210,838)
   Death benefits                                     (51,812)      (20,348)      (833,196)      (22,554)      (35,393)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (820,350)     (572,424)    (4,582,233)     (226,596)     (190,167)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,524,097     2,822,576     40,401,913     2,020,872     1,996,974
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  5,069,869   $ 2,791,155   $ 37,302,352   $ 2,003,510   $ 2,044,305
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              4,902,906     2,748,442     58,295,203     1,719,773     1,280,375
Contract purchase payments                             16,217         6,604        238,709         1,919         1,970
Net transfers(1)                                     (109,103)     (137,855)    (2,543,123)       19,968        32,294
Contract terminations:
   Surrender benefits and contract charges           (577,133)     (375,444)    (3,028,382)     (192,557)     (130,352)
   Death benefits                                     (45,156)      (18,852)    (1,254,259)      (18,802)      (21,657)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,187,731     2,222,895     51,708,148     1,530,301     1,162,630
=======================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       13
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                  JANUS ASPEN   JANUS ASPEN
                                                      BAL,       WORLD GRO,      OPCAP         OPCAP         OPCAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              INST          INST           EQ         MANAGED        SM CAP
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $     83,920   $   (18,244)  $    (6,105)  $     8,196   $   (40,055)
Net realized gain (loss) on sales of
   investments                                        (59,107)     (355,726)      (13,886)       36,760       151,323
Distributions from capital gains                           --            --            --            --            --
Net change in unrealized appreciation or
   depreciation of investments                        690,583       494,200       160,982       480,646       328,503
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                          715,396       120,230       140,991       525,602       439,771
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             20,993         4,474         3,405         8,665         5,456
Net transfers(1)                                      (73,897)     (103,532)      (15,763)       50,614      (102,543)
Adjustments to net assets allocated to
   contracts in payout period                              --            --            --          (365)           --
Contract terminations:
   Surrender benefits and contract charges         (1,401,204)     (530,948)     (184,704)     (975,555)     (420,139)
   Death benefits                                    (182,857)      (87,796)       (9,129)      (67,384)      (37,403)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,636,965)     (717,802)     (206,191)     (984,025)     (554,629)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    11,461,611     4,725,763     1,535,945     6,407,548     3,111,977
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 10,540,042   $ 4,128,191   $ 1,470,745   $ 5,949,125   $ 2,997,119
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              7,217,359     3,908,848     1,312,556     3,073,912     2,149,183
Contract purchase payments                             13,045         3,819         2,874         4,029         3,632
Net transfers(1)                                      (44,277)      (84,338)      (13,753)       22,660       (68,369)
Contract terminations:
   Surrender benefits and contract charges           (870,725)     (452,700)     (155,207)     (456,958)     (279,054)
   Death benefits                                    (113,460)      (71,378)       (7,666)      (30,796)      (24,550)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    6,201,942     3,304,251     1,138,804     2,612,847     1,780,842
======================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    OPPEN         OPPEN         PUT VT         PUT VT        PUT VT
                                                   CAP APPR       HI INC       DIV INC,       DIV INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              VA            VA           CL IA         CL IB          CL IA
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $   (58,449)  $   153,295   $    435,296   $   246,665   $     45,312
Net realized gain (loss) on sales of
   investments                                      (187,326)      (74,852)      (103,794)      (26,000)      (108,191)
Distributions from capital gains                          --            --             --            --             --
Net change in unrealized appreciation or
   depreciation of investments                       509,056       142,604         73,265         2,865      1,038,599
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         263,281       221,047        404,767       223,530        975,720
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                            35,324         4,777          3,999         6,289         12,419
Net transfers(1)                                      (1,356)       64,920        (61,559)      154,541       (170,154)
Adjustments to net assets allocated to
   contracts in payout period                             --            --           (959)           --           (651)
Contract terminations:
   Surrender benefits and contract charges          (851,831)     (379,370)      (837,567)     (373,551)    (1,634,960)
   Death benefits                                    (60,739)      (42,591)      (153,411)      (78,605)      (178,382)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (878,602)     (352,264)    (1,049,497)     (291,326)    (1,971,728)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,819,113     3,175,775      5,658,476     3,137,782     11,420,705
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 5,203,792   $ 3,044,558   $  5,013,746   $ 3,069,986   $ 10,424,697
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             4,247,336     2,742,244      3,536,356     2,512,279      5,362,243
Contract purchase payments                            25,495         4,059          2,419         4,936          5,689
Net transfers(1)                                        (632)       55,434        (37,342)      119,652        (78,367)
Contract terminations:
   Surrender benefits and contract charges          (625,040)     (319,458)      (508,976)     (292,221)      (752,198)
   Death benefits                                    (44,890)      (35,558)       (93,337)      (62,023)       (80,066)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,602,269     2,446,721      2,899,120     2,282,623      4,457,301
=======================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       15
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT        PUT VT          PUT VT
                                                             GRO & INC,      HI YIELD,      HI YIELD,      NEW OPP,       VOYAGER,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        CL IB          CL IA          CL IB         CL IA          CL IB
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             $     37,764   $    165,630   $    102,484   $    (76,576)  $   (46,067)
Net realized gain (loss) on sales of investments                  11,767       (143,478)       (43,131)      (339,064)     (680,867)
Distributions from capital gains                                      --             --             --             --            --
Net change in unrealized appreciation or depreciation of
 investments                                                   1,173,164        185,049         67,270        870,718       852,260
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    1,222,695        207,201        126,623        455,078       125,326
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                       318,777          2,017          2,951          9,135         5,697
Net transfers(1)                                                 172,321        (27,220)        29,889        (77,086)     (158,209)
Adjustments to net assets allocated to contracts in payout
 period                                                               --           (282)            --            (38)           --
Contract terminations:
   Surrender benefits and contract charges                      (972,658)      (349,308)      (135,592)      (748,484)     (428,032)
   Death benefits                                               (170,807)       (55,419)       (29,076)       (64,531)      (55,968)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (652,367)      (430,212)      (131,828)      (881,004)     (636,512)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               13,193,152      2,459,628      1,477,724      5,857,914     4,372,730
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 13,763,480   $  2,236,617   $  1,472,519   $  5,431,988   $ 3,861,544
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                        12,383,799      1,564,331      1,245,703      3,441,689     3,644,935
Contract purchase payments                                       297,988          1,229          2,427          5,269         4,825
Net transfers(1)                                                 173,019        (16,521)        26,000        (44,566)     (132,883)
Contract terminations:
   Surrender benefits and contract charges                      (874,172)      (215,495)      (111,204)      (438,191)     (361,146)
   Death benefits                                               (159,964)       (33,966)       (24,159)       (36,571)      (47,715)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              11,820,670      1,299,578      1,138,767      2,927,630     3,108,016
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                         BAL         CASH MGMT      DIV BOND       INTL OPP      LG CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             $    104,637   $   (204,797)  $    855,760   $    (6,833)  $    (92,325)
Net realized gain (loss) on sales of investments                (396,696)           (37)       (50,153)     (241,278)      (607,556)
Distributions from capital gains                                      --             --             --            --             --
Net change in unrealized appreciation or depreciation of
   investments                                                 1,195,677             51        255,486       565,912      3,538,033
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    903,618       (204,783)     1,061,093       317,801      2,838,152
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                       549,422      6,524,117     17,502,898       287,486     38,735,283
Net transfers(1)                                                  99,501       (222,409)     3,854,604       (97,663)     5,285,295
Adjustments to net assets allocated to contracts in payout          (833)        (5,128)        (1,028)         (202)          (421)
   period
Contract terminations:
   Surrender benefits and contract charges                    (1,503,386)    (5,911,185)    (2,320,606)     (286,405)    (1,542,322)
   Death benefits                                               (136,129)      (403,962)      (274,283)      (14,488)      (148,680)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (991,425)       (18,567)    18,761,585      (111,272)    42,329,155
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               11,978,024     29,987,504     20,544,228     2,308,550      7,907,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 11,890,217   $ 29,764,154   $ 40,366,906   $ 2,515,079   $ 53,074,582
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                         8,383,367     27,952,696     15,697,116     2,079,694      6,065,392
Contract purchase payments                                       625,802      6,454,638     14,653,951       252,344     45,188,394
Net transfers(1)                                                 249,281       (808,644)     3,272,768       (85,564)     7,308,465
Contract terminations:
   Surrender benefits and contract charges                      (940,473)    (5,542,841)    (1,692,681)     (250,494)    (1,317,604)
   Death benefits                                                (74,106)      (383,049)      (193,916)      (12,505)      (175,089)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               8,243,871     27,672,800     31,737,238     1,983,475     57,069,558
====================================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       17
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET
                                                                               SUBACCOUNTS
                                                                       ------------------------------
                                                                           RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                   NEW DIM     STRATEGY AGGR
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $     (67,701)  $     (60,305)
Net realized gain (loss) on sales of investments                            (337,074)       (632,225)
Distributions from capital gains                                                  --              --
Net change in unrealized appreciation or depreciation of investments         778,609         996,700
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              373,834         304,170
=====================================================================================================

-----------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Contract purchase payments                                                 3,251,421           8,832
Net transfers(1)                                                             790,038          47,604
Adjustments to net assets allocated to contracts in payout period             (5,938)           (260)
Contract terminations:
   Surrender benefits and contract charges                                (1,349,700)       (663,031)
   Death benefits                                                           (363,958)        (17,943)
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,321,863        (624,798)
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           19,303,797       4,635,444
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  21,999,494   $   4,314,816
=====================================================================================================

-----------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                    23,456,479       3,701,263
Contract purchase payments                                                 4,264,237           7,208
Net transfers(1)                                                             989,468          40,342
Contract terminations:
   Surrender benefits and contract charges                                (1,635,962)       (540,739)
   Death benefits                                                           (469,228)        (14,559)
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          26,604,994       3,193,515
=====================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio Variable Annuity contracts issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                      FUND
----------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares(1)
AIM VI Intl Gro, Ser I          AIM V.I. International Growth Fund, Series I Shares
AIM VI Premier Eq, Ser I        AIM V.I. Premier Equity Fund, Series I Shares(1)
AC VP Inc & Gro, Cl I           American Century VP Income & Growth, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Janus Aspen Bal, Inst           Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen World Gro, Inst     Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
OpCap Eq                        OpCap Equity Portfolio
OpCap Managed                   OpCap Managed Portfolio
OpCap Sm Cap                    OpCap Small Cap Portfolio
Oppen Cap Appr VA               Oppenheimer Capital Appreciation Fund/VA
Oppen Hi Inc VA                 Oppenheimer High Income Fund/VA
Put VT Div Inc, Cl IA           Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB           Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA         Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB         Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA          Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares
Put VT Voyager, Cl IB           Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                      RiverSource(SM) Variable Portfolio - Balanced Fund
                                   (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                RiverSource(SM) Variable Portfolio - Cash Management Fund
                                   (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                 RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                   (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Intl Opp                 RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                   (previously AXP(R) Variable Portfolio - Threadneedle
                                     International Fund)
RVS VP Lg Cap Eq                RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(2)
                                   (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP New Dim                  RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(2)
                                   (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP Strategy Aggr            RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(3)
                                   (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
----------------------------------------------------------------------------------------------------

(1) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.

(2) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(3) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Enterprise Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Enterprise Life.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       19
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

CORPORATE CONSOLIDATION

Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

--------------------------------------------------------------------------------
20 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $3,889,862 in 2005 and $2,906,038 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Enterprise Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                           PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                             0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                      0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                     0.610% to 0.535%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                            0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                     0.630% to 0.570%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                    0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                                  0.650% to 0.575%
----------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                           PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                            0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                                  0.060% to 0.030%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       21
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                                           PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                             0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                      0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                            0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                     0.050% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                    0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                                  0.060% to 0.035%
----------------------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Enterprise Life.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                    FUND                                                                   PURCHASES
----------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I         AIM V.I. Core Equity Fund, Series I Shares                            $    66,400
AIM VI Intl Gro, Ser I        AIM V.I. International Growth Fund, Series I Shares                        90,923
AIM VI Premier Eq, Ser I      AIM V.I. Premier Equity Fund, Series I Shares                           1,039,390
AC VP Inc & Gro, Cl I         American Century VP Income & Growth, Class I                              162,866
AC VP Val, Cl I               American Century VP Value, Class I                                        370,898
Janus Aspen Bal, Inst         Janus Aspen Series Balanced Portfolio: Institutional Shares               359,412
Janus Aspen World Gro, Inst   Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares        67,877
OpCap Eq                      OpCap Equity Portfolio                                                     62,393
OpCap Managed                 OpCap Managed Portfolio                                                   353,222
OpCap Sm Cap                  OpCap Small Cap Portfolio                                                 481,289
Oppen Cap Appr VA             Oppenheimer Capital Appreciation Fund/VA                                  144,103
Oppen Hi Inc VA               Oppenheimer High Income Fund/VA                                           317,422
Put VT Div Inc, Cl IA         Putnam VT Diversified Income Fund - Class IA Shares                       422,889
Put VT Div Inc, Cl IB         Putnam VT Diversified Income Fund - Class IB Shares                       361,071
Put VT Gro & Inc, Cl IA       Putnam VT Growth and Income Fund - Class IA Shares                        192,030
Put VT Gro & Inc, Cl IB       Putnam VT Growth and Income Fund - Class IB Shares                        855,666
Put VT Hi Yield, Cl IA        Putnam VT High Yield Fund - Class IA Shares                               173,235
Put VT Hi Yield, Cl IB        Putnam VT High Yield Fund - Class IB Shares                               149,383
Put VT New Opp, Cl IA         Putnam VT New Opportunities Fund - Class IA Shares                         25,970
Put VT Voyager, Cl IB         Putnam VT Voyager Fund - Class IB Shares                                   61,327
RVS VP Bal                    RiverSource(SM) Variable Portfolio - Balanced Fund                      1,174,083
RVS VP Cash Mgmt              RiverSource(SM) Variable Portfolio - Cash Management Fund              31,621,864
RVS VP Div Bond               RiverSource(SM) Variable Portfolio - Diversified Bond Fund              7,953,604
RVS VP Intl Opp               RiverSource(SM) Variable Portfolio - International Opportunity Fund       459,968
RVS VP Lg Cap Eq              RiverSource(SM) Variable Portfolio - Large Cap Equity Fund             35,924,710
RVS VP New Dim                RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)             2,018,632
RVS VP Strategy Aggr          RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund              44,663
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

               AIM VI       AIM VI        AIM VI        AC VP         AC VP
              CORE EQ,     INTL GRO,     PREMIER EQ,   INC & GRO,      VAL,
PRICE LEVEL    SER I        SER I          SER I         CL I          CL I
             -------------------------------------------------------------------
1.00%         $  --         $  --          $ 0.72        $  --        $  --
1.10%            --            --            0.72           --           --
1.15%            --            --            0.75           --           --
1.20%            --            --            0.65           --           --
1.25%            --            --            0.75           --           --
1.30%            --            --              --           --           --
1.35%            --            --            0.71           --           --
1.40%          1.26          1.46            1.15         1.35         1.82
1.45%            --            --            0.64           --           --
1.50%            --            --            0.64           --           --
1.55%            --            --              --           --           --
1.60%            --            --            0.65           --           --
1.65%            --            --            0.63           --           --
1.70%            --            --            0.63           --           --
1.75%            --            --              --           --           --
1.80%            --            --            1.37           --           --
1.85%            --            --              --           --           --
1.90%            --            --              --           --           --
1.95%            --            --              --           --           --
2.00%            --            --              --           --           --
2.05%            --            --              --           --           --
2.10%            --            --              --           --           --
2.15%            --            --              --           --           --
2.20%            --            --              --           --           --
--------------------------------------------------------------------------------

             JANUS ASPEN   JANUS ASPEN
                 BAL,       WORLD GRO,      OPCAP         OPCAP        OPCAP
PRICE LEVEL      INST         INST           EQ          MANAGED       SM CAP
             -------------------------------------------------------------------
1.00%         $  --         $  --         $  --          $  --        $  --
1.10%            --            --            --             --           --
1.15%            --            --            --             --           --
1.20%            --            --            --             --           --
1.25%            --            --            --             --           --
1.30%            --            --            --             --           --
1.35%            --            --            --             --           --
1.40%          1.81          1.30          1.36           2.36         1.66
1.45%            --            --            --             --           --
1.50%            --            --            --             --           --
1.55%            --            --            --             --           --
1.60%            --            --            --             --           --
1.65%            --            --            --             --           --
1.70%            --            --            --             --           --
1.75%            --            --            --             --           --
1.80%            --            --            --             --           --
1.85%            --            --            --             --           --
1.90%            --            --            --             --           --
1.95%            --            --            --             --           --
2.00%            --            --            --             --           --
2.05%            --            --            --             --           --
2.10%            --            --            --             --           --
2.15%            --            --            --             --           --
2.20%            --            --            --             --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       23
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                OPPEN          OPPEN        PUT VT      PUT VT        PUT VT
               CAP APPR        HI INC      DIV INC,     DIV INC,     GRO & INC,
PRICE LEVEL      VA              VA         CL IA        CL IB         CL IA
             -------------------------------------------------------------------
1.00%         $  --         $  --         $  --         $   --        $  --
1.10%            --            --            --             --           --
1.15%            --            --            --             --           --
1.20%            --            --            --             --           --
1.25%            --            --            --             --           --
1.30%            --            --            --             --           --
1.35%            --            --            --             --           --
1.40%          1.50          1.26          1.76           1.37         2.43
1.45%            --            --            --             --           --
1.50%            --            --            --             --           --
1.55%            --            --            --             --           --
1.60%            --            --            --             --           --
1.65%            --            --            --             --           --
1.70%            --            --            --             --           --
1.75%            --            --            --             --           --
1.80%            --            --            --             --           --
1.85%            --            --            --             --           --
1.90%            --            --            --             --           --
1.95%            --            --            --             --           --
2.00%            --            --            --             --           --
2.05%            --            --            --             --           --
2.10%            --            --            --             --           --
2.15%            --            --            --             --           --
2.20%            --            --            --             --           --
--------------------------------------------------------------------------------

                 PUT VT       PUT VT      PUT VT         PUT VT        PUT VT
              GRO & INC,     HI YIELD,   HI YIELD,      NEW OPP,      VOYAGER,
PRICE LEVEL      CL IB        CL IA       CL IB          CL IA         CL IB
             -------------------------------------------------------------------
1.00%         $ 1.15        $  --         $  --         $   --        $  --
1.10%           1.14           --            --             --           --
1.15%           1.10           --            --             --           --
1.20%           1.22           --            --             --           --
1.25%           1.09           --            --             --           --
1.30%           1.47           --            --             --           --
1.35%           1.13           --            --             --           --
1.40%           1.32         1.75          1.31           2.02         1.30
1.45%           1.22           --            --             --           --
1.50%           1.16           --            --             --           --
1.55%           1.46           --            --             --           --
1.60%           1.13           --            --             --           --
1.65%           1.46           --            --             --           --
1.70%           1.15           --            --             --           --
1.75%           1.21           --            --             --           --
1.80%           1.12           --            --             --           --
1.85%           1.45           --            --             --           --
1.90%             --           --            --             --           --
1.95%             --           --            --             --           --
2.00%             --           --            --             --           --
2.05%             --           --            --             --           --
2.10%             --           --            --             --           --
2.15%             --           --            --             --           --
2.20%             --           --            --             --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                           RVS VP    RVS VP      RVS VP     RVS VP     RVS VP
PRICE LEVEL                 BAL     CASH MGMT   DIV BOND   INTL OPP   LG CAP EQ
                           -----------------------------------------------------
1.00%                      $0.99      $1.07      $1.13       $ --        $ --
1.10%                       0.99       1.02       1.12         --          --
1.15%                       1.05       1.08       1.26       1.29        1.11
1.20%                         --       1.01       1.05         --        0.73
1.25%                       1.04       1.08       1.25         --        0.72
1.30%                         --       1.00       1.07       1.29        1.11
1.35%                       0.98       1.05       1.11       1.28        1.10
1.40%                       1.98       1.26       1.63       1.44        1.64
1.45%                         --       1.00       1.05       1.28        0.71
1.50%                       0.93       1.04       1.21       1.28        0.71
1.55%                         --       0.99       1.06       1.28        1.10
1.60%                       0.97       1.03       1.21         --        0.73
1.65%                         --       0.99       1.06       1.28        0.71
1.70%                       1.07       0.97       1.07       1.28        0.70
1.75%                         --       1.00       1.04       1.28        1.10
1.80%                       1.05       0.97       1.04       1.27        1.42
1.85%                         --       0.98       1.05       1.27        1.10
1.90%                         --       1.00       1.03       1.27        1.09
1.95%                         --       1.00       1.03       1.27        1.09
2.00%                         --       1.00       1.03       1.27        1.09
2.05%                         --       1.00       1.03       1.27        1.09
2.10%                         --       1.00       1.03       1.27        1.09
2.15%                         --       1.00       1.03       1.27        1.09
2.20%                         --       0.99       1.03       1.27        1.09
--------------------------------------------------------------------------------

                                                         RVS VP       RVS VP
PRICE LEVEL                                              NEW DIM   STRATEGY AGGR
                                                         -----------------------
1.00%                                                     $0.74        $ --
1.10%                                                      0.74          --
1.15%                                                      0.83          --
1.20%                                                      0.69          --
1.25%                                                      0.82          --
1.30%                                                      1.29          --
1.35%                                                      0.73          --
1.40%                                                      1.22        1.45
1.45%                                                      0.68          --
1.50%                                                      0.68          --
1.55%                                                      1.28          --
1.60%                                                      0.70          --
1.65%                                                      0.67          --
1.70%                                                      0.67          --
1.75%                                                      1.05          --
1.80%                                                      0.98          --
1.85%                                                      1.26          --
1.90%                                                      1.03          --
1.95%                                                      1.03          --
2.00%                                                      1.03          --
2.05%                                                      1.03          --
2.10%                                                      1.03          --
2.15%                                                      1.02          --
2.20%                                                      1.02          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       25
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

The following is a summary of units outstanding at Dec. 31, 2005:

                     AIM VI     AIM VI       AIM VI        AC VP       AC VP
                    CORE EQ,   INTL GRO,   PREMIER EQ,   INC & GRO,     VAL,
PRICE LEVEL          SER I      SER I         SER I         CL I        CL I
                   -------------------------------------------------------------
1.00%                     --          --       424,716           --          --
1.10%                     --          --     2,752,767           --          --
1.15%                     --          --       372,488           --          --
1.20%                     --          --     5,055,413           --          --
1.25%                     --          --     7,640,167           --          --
1.30%                     --          --            --           --          --
1.35%                     --          --     4,387,128           --          --
1.40%              3,274,099   1,765,949     6,624,239    1,390,189   1,092,325
1.45%                     --          --     6,055,610           --          --
1.50%                     --          --     5,450,424           --          --
1.55%                     --          --            --           --          --
1.60%                     --          --     4,453,523           --          --
1.65%                     --          --       599,740           --          --
1.70%                     --          --     1,028,946           --          --
1.75%                     --          --            --           --          --
1.80%                     --          --        15,869           --          --
1.85%                     --          --            --           --          --
1.90%                     --          --            --           --          --
1.95%                     --          --            --           --          --
2.00%                     --          --            --           --          --
2.05%                     --          --            --           --          --
2.10%                     --          --            --           --          --
2.15%                     --          --            --           --          --
2.20%                     --          --            --           --          --
--------------------------------------------------------------------------------
Total              3,274,099   1,765,949    44,861,030    1,390,189   1,092,325
--------------------------------------------------------------------------------

                    JANUS ASPEN   JANUS ASPEN
                        BAL,       WORLD GRO,    OPCAP      OPCAP      OPCAP
PRICE LEVEL            INST           INST        EQ       MANAGED     SM CAP
                    ------------------------------------------------------------
1.00%                        --            --        --          --          --
1.10%                        --            --        --          --          --
1.15%                        --            --        --          --          --
1.20%                        --            --        --          --          --
1.25%                        --            --        --          --          --
1.30%                        --            --        --          --          --
1.35%                        --            --        --          --          --
1.40%                 5,177,076     2,653,037   942,484   1,931,749   1,532,891
1.45%                        --            --        --          --          --
1.50%                        --            --        --          --          --
1.55%                        --            --        --          --          --
1.60%                        --            --        --          --          --
1.65%                        --            --        --          --          --
1.70%                        --            --        --          --          --
1.75%                        --            --        --          --          --
1.80%                        --            --        --          --          --
1.85%                        --            --        --          --          --
1.90%                        --            --        --          --          --
1.95%                        --            --        --          --          --
2.00%                        --            --        --          --          --
2.05%                        --            --        --          --          --
2.10%                        --            --        --          --          --
2.15%                        --            --        --          --          --
2.20%                        --            --        --          --          --
--------------------------------------------------------------------------------
Total                 5,177,076     2,653,037   942,484   1,931,749   1,532,891
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                  OPPEN        OPPEN        PUT VT       PUT VT        PUT VT
                 CAP APPR      HI INC      DIV INC,     DIV INC,     GRO & INC,
PRICE LEVEL         VA           VA         CL IA        CL IB         CL IA
                ----------------------------------------------------------------
1.00%                   --           --           --           --            --
1.10%                   --           --           --           --            --
1.15%                   --           --           --           --            --
1.20%                   --           --           --           --            --
1.25%                   --           --           --           --            --
1.30%                   --           --           --           --            --
1.35%                   --           --           --           --            --
1.40%            2,982,022    1,977,327    2,144,220    1,972,905     3,344,972
1.45%                   --           --           --           --            --
1.50%                   --           --           --           --            --
1.55%                   --           --           --           --            --
1.60%                   --           --           --           --            --
1.65%                   --           --           --           --            --
1.70%                   --           --           --           --            --
1.75%                   --           --           --           --            --
1.80%                   --           --           --           --            --
1.85%                   --           --           --           --            --
1.90%                   --           --           --           --            --
1.95%                   --           --           --           --            --
2.00%                   --           --           --           --            --
2.05%                   --           --           --           --            --
2.10%                   --           --           --           --            --
2.15%                   --           --           --           --            --
2.20%                   --           --           --           --            --
--------------------------------------------------------------------------------
Total            2,982,022    1,977,327    2,144,220    1,972,905     3,344,972
--------------------------------------------------------------------------------

                  PUT VT       PUT VT       PUT VT       PUT VT        PUT VT
                GRO & INC,    HI YIELD,    HI YIELD,    NEW OPP,      VOYAGER,
PRICE LEVEL       CL IB        CL IA        CL IB        CL IA         CL IB
                ----------------------------------------------------------------
1.00%              383,081           --           --           --            --
1.10%            2,380,763           --           --           --            --
1.15%              304,231           --           --           --            --
1.20%               37,659           --           --           --            --
1.25%            1,620,835           --           --           --            --
1.30%               70,696           --           --           --            --
1.35%            1,666,683           --           --           --            --
1.40%            4,185,280      870,415      973,590    2,187,246     2,658,352
1.45%               36,837           --           --           --            --
1.50%               82,958           --           --           --            --
1.55%              106,018           --           --           --            --
1.60%               35,119           --           --           --            --
1.65%               42,200           --           --           --            --
1.70%               56,922           --           --           --            --
1.75%               17,030           --           --           --            --
1.80%                   --           --           --           --            --
1.85%                1,643           --           --           --            --
1.90%                   --           --           --           --            --
1.95%                   --           --           --           --            --
2.00%                   --           --           --           --            --
2.05%                   --           --           --           --            --
2.10%                   --           --           --           --            --
2.15%                   --           --           --           --            --
2.20%                   --           --           --           --            --
--------------------------------------------------------------------------------
Total           11,027,955      870,415      973,590    2,187,246     2,658,352
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       27
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                   RVS VP       RVS VP       RVS VP       RVS VP         RVS VP
PRICE LEVEL         BAL       CASH MGMT     DIV BOND     INTL OPP      LG CAP EQ
                 ------------------------------------------------------------------
1.00%                72,517      695,102    1,132,767           --              --
1.10%               606,708    2,618,429    3,290,357           --              --
1.15%               121,188      204,724      119,743           --       3,137,924
1.20%                    --       56,631    1,000,408           --         726,718
1.25%               210,088    1,149,304    1,044,982           --       1,109,092
1.30%                    --      724,206    1,006,900      336,712       2,450,350
1.35%               362,792    2,189,028    2,771,827           --       5,948,226
1.40%             3,221,099    6,630,244    8,279,055    1,331,767       4,590,372
1.45%                    --      106,070    1,298,220           --       3,968,790
1.50%             1,044,882    2,282,589    4,588,822           --       9,338,200
1.55%                    --      567,714    1,113,352           --       2,259,142
1.60%             1,392,884    5,054,441    1,144,569           --       3,835,004
1.65%                    --      766,343    1,400,946           --       4,651,354
1.70%                57,115    1,151,177    1,077,005       15,879      17,583,934
1.75%                    --      856,157      267,988           --       4,917,780
1.80%                    --       48,351           --           --         809,882
1.85%                    --       70,418      165,146           --       1,307,038
1.90%                    --      838,625      237,244        1,196      14,054,264
1.95%                    --      271,961       67,518           --       4,573,564
2.00%                    --       11,899           --           --         410,222
2.05%                    --       61,839        5,189           --         910,276
2.10%                    --      236,733       31,022           --       2,163,701
2.15%                    --       61,261           --           --       1,236,768
2.20%                    --        3,718           --           --          21,011
-----------------------------------------------------------------------------------
Total             7,089,273   26,656,964   30,043,060    1,685,554      90,003,612
-----------------------------------------------------------------------------------

                                                          RVS VP         RVS VP
PRICE LEVEL                                              NEW DIM     STRATEGY AGGR
                                                        ---------------------------
1.00%                                                      485,985              --
1.10%                                                    3,155,822              --
1.15%                                                      260,635              --
1.20%                                                    2,284,019              --
1.25%                                                    3,324,235              --
1.30%                                                      445,845              --
1.35%                                                    3,016,573              --
1.40%                                                    3,748,175       2,484,131
1.45%                                                    2,355,382              --
1.50%                                                    1,868,704              --
1.55%                                                      490,982              --
1.60%                                                    1,659,565              --
1.65%                                                      609,004              --
1.70%                                                    1,142,544              --
1.75%                                                      122,083              --
1.80%                                                           --              --
1.85%                                                       65,696              --
1.90%                                                           --              --
1.95%                                                           --              --
2.00%                                                           --              --
2.05%                                                           --              --
2.10%                                                           --              --
2.15%                                                           --              --
2.20%                                                           --              --
-----------------------------------------------------------------------------------
Total                                                   25,035,249       2,484,131
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2005:

                 AIM VI       AIM VI        AIM VI         AC VP        AC VP
                CORE EQ,     INTL GRO,    PREMIER EQ,    INC & GRO,      VAL,
PRICE LEVEL      SER I         SER I        SER I          CL I         CL I
              ---------------------------------------------------------------------
1.00%         $        --   $        --   $   306,194   $        --   $        --
1.10%                  --            --     1,973,554            --            --
1.15%                  --            --       280,719            --            --
1.20%                  --            --     3,286,814            --            --
1.25%                  --            --     5,747,511            --            --
1.30%                  --            --            --            --            --
1.35%                  --            --     3,101,196            --            --
1.40%           4,116,559     2,579,296     7,618,386     1,877,961     1,989,438
1.45%                  --            --     3,880,186            --            --
1.50%                  --            --     3,482,150            --            --
1.55%                  --            --            --            --            --
1.60%                  --            --     2,897,377            --            --
1.65%                  --            --       379,786            --            --
1.70%                  --            --       649,696            --            --
1.75%                  --            --            --            --            --
1.80%                  --            --        21,822            --            --
1.85%                  --            --            --            --            --
1.90%                  --            --            --            --            --
1.95%                  --            --            --            --            --
2.00%                  --            --            --            --            --
2.05%                  --            --            --            --            --
2.10%                  --            --            --            --            --
2.15%                  --            --            --            --            --
2.20%                  --            --            --            --            --
-----------------------------------------------------------------------------------
Total         $ 4,116,559   $ 2,579,296   $33,625,391   $ 1,877,961   $ 1,989,438
-----------------------------------------------------------------------------------

              JANUS ASPEN   JANUS ASPEN
                 BAL,        WORLD GRO,      OPCAP         OPCAP         OPCAP
PRICE LEVEL      INST           INST           EQ         MANAGED        SM CAP
              ---------------------------------------------------------------------
1.00%         $        --   $        --   $        --   $        --   $        --
1.10%                  --            --            --            --            --
1.15%                  --            --            --            --            --
1.20%                  --            --            --            --            --
1.25%                  --            --            --            --            --
1.30%                  --            --            --            --            --
1.35%                  --            --            --            --            --
1.40%           9,365,914     3,462,494     1,284,889     4,567,546     2,546,215
1.45%                  --            --            --            --            --
1.50%                  --            --            --            --            --
1.55%                  --            --            --            --            --
1.60%                  --            --            --            --            --
1.65%                  --            --            --            --            --
1.70%                  --            --            --            --            --
1.75%                  --            --            --            --            --
1.80%                  --            --            --            --            --
1.85%                  --            --            --            --            --
1.90%                  --            --            --            --            --
1.95%                  --            --            --            --            --
2.00%                  --            --            --            --            --
2.05%                  --            --            --            --            --
2.10%                  --            --            --            --            --
2.15%                  --            --            --            --            --
2.20%                  --            --            --            --            --
-----------------------------------------------------------------------------------
Total         $ 9,365,914   $ 3,462,494   $ 1,284,889   $ 4,567,546   $ 2,546,215
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       29
PORT FOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                 OPPEN         OPPEN         PUT VT       PUT VT         PUT VT
                CAP APPR      HI INC        DIV INC,      DIV INC,     GRO & INC,
PRICE LEVEL        VA           VA           CL IA         CL IB         CL IA
              ---------------------------------------------------------------------
1.00%         $        --   $        --   $        --   $        --   $        --
1.10%                  --            --            --            --            --
1.15%                  --            --            --            --            --
1.20%                  --            --            --            --            --
1.25%                  --            --            --            --            --
1.30%                  --            --            --            --            --
1.35%                  --            --            --            --            --
1.40%           4,464,746     2,482,428     3,778,422     2,696,396     8,139,094
1.45%                  --            --            --            --            --
1.50%                  --            --            --            --            --
1.55%                  --            --            --            --            --
1.60%                  --            --            --            --            --
1.65%                  --            --            --            --            --
1.70%                  --            --            --            --            --
1.75%                  --            --            --            --            --
1.80%                  --            --            --            --            --
1.85%                  --            --            --            --            --
1.90%                  --            --            --            --            --
1.95%                  --            --            --            --            --
2.00%                  --            --            --            --            --
2.05%                  --            --            --            --            --
2.10%                  --            --            --            --            --
2.15%                  --            --            --            --            --
2.20%                  --            --            --            --            --
-----------------------------------------------------------------------------------
Total         $ 4,464,746   $ 2,482,428   $ 3,778,422   $ 2,696,396   $ 8,139,094
-----------------------------------------------------------------------------------

                 PUT VT       PUT VT        PUT VT        PUT VT        PUT VT
               GRO & INC,    HI YIELD,     HI YIELD,      NEW OPP,      VOYAGER,
PRICE LEVEL      CL IB         CL IA         CL IB         CL IA         CL IB
              ---------------------------------------------------------------------
1.00%         $   439,564   $        --   $        --   $        --   $        --
1.10%           2,715,876            --            --            --            --
1.15%             334,988            --            --            --            --
1.20%              46,034            --            --            --            --
1.25%           1,773,743            --            --            --            --
1.30%             104,098            --            --            --            --
1.35%           1,874,942            --            --            --            --
1.40%           5,542,815     1,528,894     1,279,897     4,419,681     3,442,521
1.45%              44,801            --            --            --            --
1.50%              96,245            --            --            --            --
1.55%             154,968            --            --            --            --
1.60%              39,755            --            --            --            --
1.65%              61,504            --            --            --            --
1.70%              65,521            --            --            --            --
1.75%              20,572            --            --            --            --
1.80%                 105            --            --            --            --
1.85%               2,487            --            --            --            --
1.90%                  --            --            --            --            --
1.95%                  --            --            --            --            --
2.00%                  --            --            --            --            --
2.05%                  --            --            --            --            --
2.10%                  --            --            --            --            --
2.15%                  --            --            --            --            --
2.20%                  --            --            --            --            --
-----------------------------------------------------------------------------------
Total         $13,318,018   $ 1,528,894   $ 1,279,897   $ 4,419,681   $ 3,442,521
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                 RVS VP         RVS VP         RVS VP        RVS VP         RVS VP
PRICE LEVEL        BAL        CASH MGMT       DIV BOND      INTL OPP       LG CAP EQ
              ------------------------------------------------------------------------
1.00%         $     72,132   $    741,789   $  1,275,710   $        --   $          --
1.10%              601,188      2,661,010      3,693,114            --              --
1.15%              126,802        221,374        150,362            66       3,477,861
1.20%                   --         57,096      1,055,166            --         527,106
1.25%              218,416      1,237,435      1,303,990            --         802,234
1.30%                   --        723,228      1,077,663       432,828       2,709,406
1.35%              353,763      2,291,227      3,083,613            65       6,571,105
1.40%            6,394,121      8,334,041     13,542,446     1,922,470       7,517,965
1.45%                   --        106,351      1,361,790            65       2,837,093
1.50%              970,116      2,418,825      5,565,127            65       6,656,163
1.55%                   --        563,120      1,182,828            65       2,487,511
1.60%            1,345,066      5,229,011      1,381,507            --       2,783,198
1.65%                   --        757,826      1,484,166            65       3,286,749
1.70%               61,078      1,117,191      1,155,080        20,279      12,345,210
1.75%                   --        853,053        279,386            65       5,397,090
1.80%                   67         46,910          1,041            65       1,147,190
1.85%                   --         69,204        173,150            65       1,432,023
1.90%                   --        838,526        245,185         1,587      15,385,261
1.95%                   --        271,692         69,714            65       5,002,547
2.00%                   --         11,878          1,545            65         448,360
2.05%                   --         61,672          5,350            65         994,009
2.10%                   --        235,923         31,952            65       2,360,590
2.15%                   --         60,992          1,542            64       1,348,128
2.20%                   --          4,694          1,540            64          22,888
--------------------------------------------------------------------------------------
Total         $ 10,142,749   $ 28,914,068   $ 38,122,967   $ 2,378,138   $  85,539,687
--------------------------------------------------------------------------------------

                                                             RVS VP         RVS VP
PRICE LEVEL                                                  NEW DIM     STRATEGY AGGR
                                                           ---------------------------
1.00%                                                      $   359,796   $          --
1.10%                                                        2,327,993              --
1.15%                                                          215,770              --
1.20%                                                        1,573,840              --
1.25%                                                        2,755,278              --
1.30%                                                          573,263              --
1.35%                                                        2,189,547              --
1.40%                                                        4,570,491       3,613,798
1.45%                                                        1,599,291              --
1.50%                                                        1,265,349              --
1.55%                                                          626,539              --
1.60%                                                        1,169,882              --
1.65%                                                          408,827              --
1.70%                                                          764,671              --
1.75%                                                          127,961              --
1.80%                                                               64              --
1.85%                                                           82,960              --
1.90%                                                              103              --
1.95%                                                              103              --
2.00%                                                              103              --
2.05%                                                              103              --
2.10%                                                              103              --
2.15%                                                              103              --
2.20%                                                              103              --
--------------------------------------------------------------------------------------
Total                                                      $20,612,243   $   3,613,798
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       31
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                          AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                             -----------------------------------------  ---------------------------------------------------------
                             UNITS  ACCUMULATION UNIT VALUE  NET ASSETS   INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                             (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                             ----------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2005                          3,274    $1.26 to $1.26        $ 4,117       1.38%         1.40% to 1.40%       3.85%  to   3.85%
2004                          4,188    $1.21 to $1.21        $ 5,070       0.93%         1.40% to 1.40%       7.45%  to   7.45%
2003                          4,903    $1.13 to $1.13        $ 5,524       1.00%         1.40% to 1.40%      22.83%  to  22.83%
2002                          5,619    $0.92 to $0.92        $ 5,160       0.30%         1.40% to 1.40%     (16.36%) to (16.36%)
2001                          6,927    $1.10 to $1.10        $ 7,642       0.04%         1.40% to 1.40%     (24.14%) to (24.14%)
---------------------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2005                          1,766    $1.46 to $1.46        $ 2,579       0.63%         1.40% to 1.40%      16.29%  to  16.29%
2004                          2,223    $1.26 to $1.26        $ 2,791       0.61%         1.40% to 1.40%      22.28%  to  22.28%
2003                          2,748    $1.03 to $1.03        $ 2,823       0.56%         1.40% to 1.40%      27.16%  to  27.16%
2002                          2,968    $0.81 to $0.81        $ 2,395       0.52%         1.40% to 1.40%     (16.49%) to (16.49%)
2001                          3,616    $0.97 to $0.97        $ 3,510       0.30%         1.40% to 1.40%     (24.81%) to (24.81%)
---------------------------------------------------------------------------------------------------------------------------------
AIM VI PREMIER EQ, SER I
2005                         44,861    $0.72 to $1.37        $33,625       0.80%         1.00% to 1.80%       4.61%  to   3.78%
2004                         51,708    $0.69 to $1.32        $37,302       0.45%         1.00% to 1.80%       4.72%  to   3.89%
2003                         58,295    $0.66 to $1.27        $40,402       0.30%         1.00% to 1.80%      24.53%  to  27.00%(7
2002                         63,343    $0.53 to $0.48        $35,671       0.31%         1.00% to 1.70%     (31.17%) to (30.43%)
2001                         71,489    $0.77 to $0.69        $58,313       0.15%         1.00% to 1.70%     (13.48%) to (14.81%)
---------------------------------------------------------------------------------------------------------------------------------
AC VP INC & GRO, CL I
2005                          1,390    $1.35 to $1.35        $ 1,878       1.96%         1.40% to 1.40%       3.18%  to   3.18%
2004                          1,530    $1.31 to $1.31        $ 2,004       1.46%         1.40% to 1.40%      11.42%  to  11.42%
2003                          1,720    $1.18 to $1.18        $ 2,021       1.34%         1.40% to 1.40%      28.26%  to  28.26%
2002                          1,915    $0.92 to $0.92        $ 1,766       1.10%         1.40% to 1.40%     (20.69%) to (20.69%)
2001                          2,134    $1.16 to $1.16        $ 2,475       0.92%         1.40% to 1.40%      (9.38%) to  (9.38%)
---------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005                          1,092    $1.82 to $1.82        $ 1,989       0.87%         1.40% to 1.40%       3.58%  to   3.58%
2004                          1,163    $1.76 to $1.76        $ 2,044       1.03%         1.40% to 1.40%      12.74%  to  12.74%
2003                          1,280    $1.56 to $1.56        $ 1,997       1.13%         1.40% to 1.40%      26.83%  to  26.83%
2002                          1,440    $1.23 to $1.23        $ 1,768       0.93%         1.40% to 1.40%     (13.38%) to (13.38%)
2001                          1,719    $1.42 to $1.42        $ 2,449       1.18%         1.40% to 1.40%      10.94%  to  10.94%
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2005                          5,177    $1.81 to $1.81        $ 9,366       2.22%         1.40% to 1.40%       6.45%  to   6.45%
2004                          6,202    $1.70 to $1.70        $10,540       2.18%         1.40% to 1.40%       7.02%  to   7.02%
2003                          7,217    $1.59 to $1.59        $11,462       2.19%         1.40% to 1.40%      12.77%  to  12.77%
2002                          8,096    $1.41 to $1.41        $11,433       2.33%         1.40% to 1.40%      (7.84%) to  (7.84%)
2001                          9,901    $1.53 to $1.53        $15,155       2.54%         1.40% to 1.40%      (6.13%) to  (6.13%)
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD GRO, INST
2005                          2,653    $1.30 to $1.30        $ 3,462       1.34%         1.40% to 1.40%       4.40%  to   4.40%
2004                          3,304    $1.25 to $1.25        $ 4,128       0.98%         1.40% to 1.40%       3.32%  to   3.32%
2003                          3,909    $1.21 to $1.21        $ 4,726       1.11%         1.40% to 1.40%      22.22%  to  22.22%
2002                          4,305    $0.99 to $0.99        $ 4,257       0.86%         1.40% to 1.40%     (26.12%) to (26.12%)
2001                          5,322    $1.34 to $1.34        $ 7,161       0.47%         1.40% to 1.40%     (23.86%) to (23.86%)
---------------------------------------------------------------------------------------------------------------------------------
OPCAP EQ
2005                            942    $1.36 to $1.36        $ 1,285       0.44%         1.40% to 1.40%       5.56%  to   5.56%
2004                          1,139    $1.29 to $1.29        $ 1,471       0.99%         1.40% to 1.40%      10.37%  to  10.37%
2003                          1,313    $1.17 to $1.17        $ 1,536       1.38%         1.40% to 1.40%      27.17%  to  27.17%
2002                          1,473    $0.92 to $0.92        $ 1,359       0.91%         1.40% to 1.40%     (22.69%) to (22.69%)
2001                          1,734    $1.19 to $1.19        $ 2,065       0.73%         1.40% to 1.40%      (8.46%) to  (8.46%)
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                         AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                        -------------------------------------------  ---------------------------------------------------------------
                         UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                        ------------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2005                     1,932       $2.36 to $2.36       $ 4,568        1.32%          1.40% to 1.40%         3.82%  to   3.82%
2004                     2,613       $2.28 to $2.28       $ 5,949        1.55%          1.40% to 1.40%         9.23%  to   9.23%
2003                     3,074       $2.08 to $2.08       $ 6,408        1.88%          1.40% to 1.40%        20.23%  to  20.23%
2002                     3,505       $1.73 to $1.73       $ 6,085        2.07%          1.40% to 1.40%       (18.40%) to (18.40%)
2001                     4,419       $2.12 to $2.12       $ 9,359        2.46%          1.40% to 1.40%        (6.19%) to  (6.19%)
------------------------------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2005                     1,533       $1.66 to $1.66       $ 2,546          --           1.40% to 1.40%        (1.33%) to  (1.33%)
2004                     1,781       $1.68 to $1.68       $ 2,997        0.05%          1.40% to 1.40%        16.24%  to  16.24%
2003                     2,149       $1.45 to $1.45       $ 3,112        0.05%          1.40% to 1.40%        40.78%  to  40.78%
2002                     2,331       $1.03 to $1.03       $ 2,400        0.08%          1.40% to 1.40%       (22.56%) to (22.56%)
2001                     2,776       $1.33 to $1.33       $ 3,698        0.84%          1.40% to 1.40%         6.40%  to   6.40%
------------------------------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2005                     2,982       $1.50 to $1.50       $ 4,465        0.97%          1.40% to 1.40%         3.64%  to   3.64%
2004                     3,602       $1.44 to $1.44       $ 5,204        0.33%          1.40% to 1.40%         5.45%  to   5.45%
2003                     4,247       $1.37 to $1.37       $ 5,819        0.39%          1.40% to 1.40%        29.25%  to  29.25%
2002                     4,574       $1.06 to $1.06       $ 4,854        0.63%          1.40% to 1.40%       (27.89%) to (27.89%)
2001                     5,441       $1.47 to $1.47       $ 8,006        0.66%          1.40% to 1.40%       (14.04%) to (14.04%)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2005                     1,977       $1.26 to $1.26       $ 2,482        6.94%          1.40% to 1.40%         0.90%  to   0.90%
2004                     2,447       $1.24 to $1.24       $ 3,045        6.35%          1.40% to 1.40%         7.45%  to   7.45%
2003                     2,742       $1.16 to $1.16       $ 3,176        7.21%          1.40% to 1.40%        22.11%  to  22.11%
2002                     3,065       $0.95 to $0.95       $ 2,904       11.13%          1.40% to 1.40%        (3.06%) to  (3.06%)
2001                     3,906       $0.98 to $0.98       $ 3,845       10.45%          1.40% to 1.40%         0.00%  to   0.00%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2005                     2,144       $1.76 to $1.76       $ 3,778        7.96%          1.40% to 1.40%         1.85% to    1.85%
2004                     2,899       $1.73 to $1.73       $ 5,014        9.61%          1.40% to 1.40%         8.06% to    8.06%
2003                     3,536       $1.60 to $1.60       $ 5,658        9.28%          1.40% to 1.40%        18.52% to   18.52%
2002                     4,181       $1.35 to $1.35       $ 5,640        9.30%          1.40% to 1.40%         4.65% to    4.65%
2001                     5,433       $1.29 to $1.29       $ 6,995        7.63%          1.40% to 1.40%         2.38% to    2.38%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IB
2005                     1,973       $1.37 to $1.37       $ 2,696        7.43%          1.40% to 1.40%         1.62%  to   1.62%
2004                     2,283       $1.34 to $1.34       $ 3,070        9.44%          1.40% to 1.40%         7.69%  to   7.69%
2003                     2,512       $1.25 to $1.25       $ 3,138        9.01%          1.40% to 1.40%        17.92%  to  17.92%
2002                     2,872       $1.06 to $1.06       $ 3,030        8.99%          1.40% to 1.40%         4.95%  to   4.95%
2001                     3,528       $1.01 to $1.01       $ 3,564        7.52%          1.40% to 1.40%         2.02%  to   2.02%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IA
2005                     3,345       $2.43 to $2.43       $ 8,139        1.92%          1.40% to 1.40%         4.04%  to   4.04%
2004                     4,457       $2.34 to $2.34       $10,425        1.84%          1.40% to 1.40%         9.82%  to   9.82%
2003                     5,362       $2.13 to $2.13       $11,421        2.12%          1.40% to 1.40%        26.04%  to  26.04%
2002                     6,087       $1.69 to $1.69       $10,296        1.83%          1.40% to 1.40%       (19.91%) to (19.91%)
2001                     7,387       $2.11 to $2.11       $15,603        1.75%          1.40% to 1.40%        (7.46%) to  (7.46%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2005                    11,028       $1.15 to $1.45       $13,318        1.57%          1.00% to 1.85%         4.18%  to   3.30%
2004                    11,821       $1.10 to $1.40       $13,763        1.59%          1.00% to 1.85%        10.01%  to   9.07%
2003                    12,384       $1.00 to $1.29       $13,193        1.74%          1.00% to 1.85%        26.58%  to  29.00%(6)
2002                    11,965       $0.79 to $0.81       $10,182        1.51%          1.00% to 1.50%       (20.20%) to (19.00%)(4)
2001                    10,125       $0.99 to $1.16       $11,043        1.43%          1.00% to 1.40%        (7.48%) to  (7.94%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IA
2005                       870       $1.75 to $1.75       $ 1,529        9.11%          1.40% to 1.40%         2.04%  to   2.04%
2004                     1,300       $1.72 to $1.72       $ 2,237        8.58%          1.40% to 1.40%         9.45%  to   9.45%
2003                     1,564       $1.57 to $1.57       $ 2,460       10.90%          1.40% to 1.40%        24.60%  to  24.60%
2002                     1,898       $1.26 to $1.26       $ 2,385       13.64%          1.40% to 1.40%        (1.56%) to  (1.56%)
2001                     2,714       $1.28 to $1.28       $ 3,477       14.20%          1.40% to 1.40%         2.40%  to   2.40%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       33
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                       AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                       -------------------------------------------  ----------------------------------------------------------------
                       UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2005                      974      $1.31 to $1.31         $ 1,280        8.15%          1.40% to 1.40%       1.67%    to   1.67%
2004                    1,139      $1.29 to $1.29         $ 1,473        8.36%          1.40% to 1.40%       9.01%    to   9.01%
2003                    1,246      $1.19 to $1.19         $ 1,478       10.58%          1.40% to 1.40%      25.26%    to  25.26%
2002                    1,409      $0.95 to $0.95         $ 1,339       12.92%          1.40% to 1.40%      (2.06%)   to  (2.06%)
2001                    1,726      $0.97 to $0.97         $ 1,676       14.13%          1.40% to 1.40%       2.11%    to   2.11%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2005                    2,187      $2.02 to $2.02         $ 4,420        0.39%          1.40% to 1.40%       8.80%    to   8.80%
2004                    2,928      $1.86 to $1.86         $ 5,432          --           1.40% to 1.40%       9.03%    to   9.03%
2003                    3,442      $1.70 to $1.70         $ 5,858          --           1.40% to 1.40%      30.77%    to  30.77%
2002                    4,079      $1.30 to $1.30         $ 5,307          --           1.40% to 1.40%     (31.22%)   to (31.22%)
2001                    4,835      $1.89 to $1.89         $ 9,152          --           1.40% to 1.40%     (31.02%)   to (31.02%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IB
2005                    2,658      $1.30 to $1.30         $ 3,443        0.70%          1.40% to 1.40%       4.23%    to   4.23%
2004                    3,108      $1.24 to $1.24         $ 3,862        0.26%          1.40% to 1.40%       3.57%    to   3.57%
2003                    3,645      $1.20 to $1.20         $ 4,373        0.39%          1.40% to 1.40%      23.71%    to  23.71%
2002                    4,080      $0.97 to $0.97         $ 3,974        0.66%          1.40% to 1.40%     (27.61%)   to (27.61%)
2001                    4,806      $1.34 to $1.34         $ 6,462          --           1.40% to 1.40%     (23.86%)   to (23.86%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2005                    7,089      $0.99 to $1.05         $10,143        2.57%          1.00% to 1.80%       2.89%    to   2.06%
2004                    8,244      $0.97 to $1.03         $11,890        2.27%          1.00% to 1.80%       8.50%    to   7.65%
2003                    8,383      $0.89 to $0.96         $11,978        2.26%          1.00% to 1.80%      18.67%    to  (4.00%)
2002                    8,237      $0.75 to $0.74         $10,219        2.58%          1.00% to 1.80%     (13.79%)   to (13.95%)(4)
2001                    8,755      $0.87 to $0.86         $13,311        2.51%          1.00% to 1.60%     (11.22%)   to (12.24%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2005                   26,657      $1.07 to $0.99         $28,914        2.59%          1.00% to 2.20%       1.59%    to   0.39%
2004                   27,673      $1.05 to $0.99         $29,764        0.73%          1.00% to 2.20%      (0.27%)   to  (0.90%)(8)
2003                   27,953      $1.05 to $0.99         $29,988        0.51%          1.00% to 1.85%      (0.94%)   to  (1.00%)(6)
2002                   35,240      $1.06 to $0.99         $38,732        1.16%          1.00% to 1.80%       0.00%    to  (1.00%)(4)
2001                   33,561      $1.06 to $1.05         $37,056        3.41%          1.00% to 1.60%       2.91%    to   1.94%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2005                   30,043      $1.13 to $1.03         $38,123        3.71%          1.00% to 2.20%       1.10%    to  (0.09%)
2004                   31,737      $1.11 to $1.03         $40,367        3.85%          1.00% to 2.20%       3.45%    to   2.86%(8)
2003                   15,697      $1.08 to $1.02         $20,544        3.56%          1.00% to 1.85%       3.85%    to   2.00%(6)
2002                    9,269      $1.04 to $1.01         $13,344        5.06%          1.00% to 1.70%       4.00%(5) to   1.00%(4)
2001                   10,726      $1.12 to $1.09         $15,098        6.46%          1.15% to 1.60%       6.67%    to   5.83%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INTL OPP
2005                    1,686      $1.29 to $1.27         $ 2,378        1.38%          1.15% to 2.20%      12.55%    to  11.38%
2004                    1,983      $1.14 to $1.14         $ 2,515        1.10%          1.15% to 2.20%      15.82%(8) to  15.01%(8)
2003                    2,080      $1.11 to $1.11         $ 2,309        0.92%          1.40% to 1.40%      26.14%    to  26.14%
2002                    2,254      $0.88 to $0.88         $ 1,981        0.99%          1.40% to 1.40%     (19.27%)   to (19.27%)
2001                    2,733      $1.09 to $1.09         $ 2,978        1.22%          1.40% to 1.40%     (29.68%)   to (29.68%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2005                   90,004      $1.11 to $1.09         $85,540        1.14%          1.15% to 2.20%       4.96%    to   3.87%
2004                   57,070      $1.06 to $1.05         $53,075        1.11%          1.15% to 2.20%       5.87%(8) to   5.14%(8)
2003                    6,065      $0.66 to $1.31         $ 7,907        0.62%          1.20% to 1.80%      26.92%    to  31.00%(7)
2002                    5,886      $0.52 to $0.51         $ 6,413        0.53%          1.20% to 1.65%     (22.39%)   to (23.88%)
2001                    7,991      $0.67 to $0.67         $10,534        0.30%          1.20% to 1.70%     (19.28%)   to (19.28%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005                   25,035      $0.74 to $1.02         $20,612        0.59%          1.00% to 2.20%       0.30%    to  (0.90%)
2004                   26,605      $0.74 to $1.03         $21,999        1.04%          1.00% to 2.20%       2.25%    to   3.34%(8)
2003                   23,456      $0.72 to $1.25         $19,304        0.68%          1.00% to 1.85%      22.03%    to  25.00%(6)
2002                   19,141      $0.59 to $0.54         $12,751        0.50%          1.00% to 1.70%     (22.37%)   to (22.86%)
2001                   18,441      $0.76 to $0.70         $16,072        0.23%          1.00% to 1.70%     (17.39%)   to (18.60%)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                      AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                      -------------------------------------------  -------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO          TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                      ----------------------------------------------------------------------------------------------------------
RVS VP STRATEGY AGGR
2005                   2,484      $1.45 to $1.45         $3,614       0.08%             1.40% to 1.40%       7.66%  to   7.66%
2004                   3,194      $1.35 to $1.35         $4,315         --              1.40% to 1.40%       7.88%  to   7.88%
2003                   3,701      $1.25 to $1.25         $4,635         --              1.40% to 1.40%      26.26%  to  26.26%
2002                   4,011      $0.99 to $0.99         $3,955         --              1.40% to 1.40%     (32.65%) to (32.65%)
2001                   4,343      $1.47 to $1.47         $6,383       0.21%             1.40% to 1.40%     (33.78%) to (33.78%)
--------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on March 1, 2002.

(5)   Operations commenced on May 21, 2002.

(6)   Operations commenced on Jan. 29, 2003.

(7)   Operations commenced on March 3, 2003.

(8)   Operations commenced on April 30, 2004.

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL       35
PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001     2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES* (10/30/1997)
Accumulation unit value at beginning of period  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $  1.72  $ 1.30  $ 1.03  $ 1.00      --
Accumulation unit value at end of period        $ 1.26  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $  1.45  $ 1.72  $ 1.30  $ 1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,274   4,188   4,903   5,619   6,927    7,597   5,343   2,495      69      --

*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period  $ 1.26  $ 1.03  $ 0.81  $ 0.97  $ 1.29  $  1.77  $ 1.16  $ 1.02  $ 1.00      --
Accumulation unit value at end of period        $ 1.46  $ 1.26  $ 1.03  $ 0.81  $ 0.97  $  1.29  $ 1.77  $ 1.16  $ 1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,766   2,223   2,748   2,968   3,616    3,510   3,074     866      57      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (10/30/1997)
Accumulation unit value at beginning of period  $ 1.10  $ 1.06  $ 0.86  $ 1.25  $ 1.45  $  1.72  $ 1.34  $ 1.03  $ 1.00      --
Accumulation unit value at end of period        $ 1.15  $ 1.10  $ 1.06  $ 0.86  $ 1.25  $  1.45  $ 1.72  $ 1.34  $ 1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                   6,624   7,985   9,246  10,223  11,706   11,388   5,638   1,779      66      --

*AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/5/1998)
Accumulation unit value at beginning of period  $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $  1.46  $ 1.25  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.35  $ 1.31  $ 1.18  $ 0.92  $ 1.16  $  1.28  $ 1.46  $ 1.25      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,390   1,530   1,720   1,915   2,134    2,294   1,834     137      --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/5/1998)
Accumulation unit value at beginning of period  $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $  1.10  $ 1.12  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.82  $ 1.76  $ 1.56  $ 1.23  $ 1.42  $  1.28  $ 1.10  $ 1.12      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,092   1,163   1,280   1,440   1,719    1,929   1,252     157      --      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period  $ 1.70  $ 1.59  $ 1.41  $ 1.53  $ 1.63  $  1.69  $ 1.35  $ 1.02  $ 1.00      --
Accumulation unit value at end of period        $ 1.81  $ 1.70  $ 1.59  $ 1.41  $ 1.53  $  1.63  $ 1.69  $ 1.35  $ 1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)                   5,177   6,202   7,217   8,096   9,901   11,285   8,581   2,680      69      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period  $ 1.25  $ 1.21  $ 0.99  $ 1.34  $ 1.76  $  2.11  $ 1.30  $ 1.03  $ 1.00      --
Accumulation unit value at end of period        $ 1.30  $ 1.25  $ 1.21  $ 0.99  $ 1.34  $  1.76  $ 2.11  $ 1.30  $ 1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,653   3,304   3,909   4,305   5,322    5,746   3,751   1,721      62      --
--------------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $  1.20  $ 1.19  $ 1.07  $ 1.00      --
Accumulation unit value at end of period        $ 1.36  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $  1.30  $ 1.20  $ 1.19  $ 1.07      --
Number of accumulation units outstanding
at end of period (000 omitted)                     942   1,139   1,313   1,473   1,734    2,097   1,705   1,059      63      --
--------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (2/21/1995)
Accumulation unit value at beginning of period  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $  2.09  $ 2.02  $ 1.91  $ 1.58  $ 1.31
Accumulation unit value at end of period        $ 2.36  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $  2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58
Number of accumulation units outstanding
at end of period (000 omitted)                   1,932   2,613   3,074   3,505   4,419    5,334   5,792   5,686   4,134   2,462
--------------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $  0.88  $ 0.91  $ 1.01  $ 1.00      --
Accumulation unit value at end of period        $ 1.66  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $  1.25  $ 0.88  $ 0.91  $ 1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,533   1,781   2,149   2,331   2,776    3,515   2,984   1,413      87      --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,       2005       2004      2003      2002      2001      2000      1999      1998      1997     1996
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit
value at beginning of
period                   $  1.44   $  1.37   $  1.06   $  1.47   $  1.71   $  1.73   $  1.24   $  1.02   $  1.00        --
Accumulation unit
value at end of period   $  1.50   $  1.44   $  1.37   $  1.06   $  1.47   $  1.71   $  1.73   $  1.24   $  1.02        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   2,982     3,602     4,247     4,574     5,441     6,036     4,244     1,867        67        --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit
value at beginning of
period                   $  1.24   $  1.16   $  0.95   $  0.98   $  0.98   $  1.03   $  1.00   $  1.01   $  1.00        --
Accumulation unit
value at end of period   $  1.26   $  1.24   $  1.16   $  0.95   $  0.98   $  0.98   $  1.03   $  1.00   $  1.01        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   1,977     2,447     2,742     3,065     3,906     4,453     3,718     2,185        77        --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit
value at beginning of
period                   $  1.73   $  1.60   $  1.35   $  1.29   $  1.26   $  1.27   $  1.27   $  1.30   $  1.23   $  1.15
Accumulation unit
value at end of period   $  1.76   $  1.73   $  1.60   $  1.35   $  1.29   $  1.26   $  1.27   $  1.27   $  1.30   $  1.23
Number of accumulation
units outstanding
at end of period (000
omitted)                   2,144     2,899     3,536     4,181     5,433     6,502     6,356     5,963     3,151     1,824
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit
value at beginning of
period                   $  1.34   $  1.25   $  1.06   $  1.01   $  0.99   $  1.01   $  1.00   $  1.00        --        --
Accumulation unit
value at end of period   $  1.37   $  1.34   $  1.25   $  1.06   $  1.01   $  0.99   $  1.01   $  1.00        --        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   1,973     2,283     2,512     2,872     3,528     4,032     2,911       344        --        --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit
value at beginning of
period                   $  2.34   $  2.13   $  1.69   $  2.11   $  2.28   $  2.14   $  2.14   $  1.88   $  1.53   $  1.27
Accumulation unit
value at end of period   $  2.43   $  2.34   $  2.13   $  1.69   $  2.11   $  2.28   $  2.14   $  2.14   $  1.88   $  1.53
Number of accumulation
units outstanding
at end of period (000
omitted)                   3,345     4,457     5,362     6,087     7,387     8,782     9,311     9,161     6,452     3,655
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit
value at beginning of
period                   $  1.28   $  1.16   $  0.93   $  1.16   $  1.26   $  1.18   $  1.18   $  1.00        --        --
Accumulation unit
value at end of period   $  1.32   $  1.28   $  1.16   $  0.93   $  1.16   $  1.26   $  1.18   $  1.18        --        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   4,185     4,645     5,239     5,706     6,280     6,616     4,302       239        --        --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit
value at beginning of
period                   $  1.72   $  1.57   $  1.26   $  1.28   $  1.25   $  1.38   $  1.33   $  1.43   $  1.27   $  1.14
Accumulation unit
value at end of period   $  1.75   $  1.72   $  1.57   $  1.26   $  1.28   $  1.25   $  1.38   $  1.33   $  1.43   $  1.27
Number of accumulation
units outstanding
at end of period (000
omitted)                     870     1,300     1,564     1,898     2,714     3,230     3,544     3,846     2,321     1,270
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit
value at beginning of
period                   $  1.29   $  1.19   $  0.95   $  0.97   $  0.95   $  1.05   $  1.01   $  1.00        --        --
Accumulation unit
value at end of period   $  1.31   $  1.29   $  1.19   $  0.95   $  0.97   $  0.95   $  1.05   $  1.01        --        --
Number of accumulation
units outstanding
at end of period (000
omitted)                     974     1,139     1,246     1,409     1,726     1,912     1,297       130        --        --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit
value at beginning of
period                   $  1.86   $  1.70   $  1.30   $  1.89   $  2.74   $  3.76   $  2.25   $  1.84   $  1.51   $  1.39
Accumulation unit
value at end of period   $  2.02   $  1.86   $  1.70   $  1.30   $  1.89   $  2.74   $  3.76   $  2.25   $  1.84   $  1.51
Number of accumulation
units outstanding
at end of period (000
omitted)                   2,187     2,928     3,442     4,079     4,835     5,123     5,476     5,798     4,575     2,980
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit
value at beginning of
period                   $  1.24   $  1.20   $  0.97   $  1.34   $  1.76   $  2.14   $  1.37   $  1.00        --        --
Accumulation unit
value at end of period   $  1.30   $  1.24   $  1.20   $  0.97   $  1.34   $  1.76   $  2.14   $  1.37        --        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   2,658     3,108     3,645     4,080     4,806     5,289     2,959       125        --        --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit
value at beginning of
period                   $  1.93   $  1.79   $  1.51   $  1.76   $  1.99   $  2.07   $  1.83   $  1.60   $  1.36   $  1.18
Accumulation unit
value at end of period   $  1.98   $  1.93   $  1.79   $  1.51   $  1.76   $  1.99   $  2.07   $  1.83   $  1.60   $  1.36
Number of accumulation
units outstanding
at end of period (000
omitted)                   3,221     4,136     5,043     5,336     6,404     6,779     5,985     4,684     2,944     1,546
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEL PERSONAL PORTFOLIO PLUS(2)/ AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL 37 PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,        2005      2004      2003      2002      2001      2000      1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit
value at beginning of
period                   $  1.24   $  1.25   $  1.26   $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03
Accumulation unit
value at end of period   $  1.26   $  1.24   $  1.25   $  1.26   $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07
Number of accumulation
units outstanding
at end of period (000
omitted)                   6,630     7,059     5,254     8,572     8,409     4,421       941       749       231       241

*The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio - Cash Management Fund at Dec. 31, 2005 were
2.16% and 2.18%, respectively.
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit
value at beginning of
period                   $  1.62   $  1.58   $  1.53   $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17
Accumulation unit
value at end of period   $  1.63   $  1.62   $  1.58   $  1.53   $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24
Number of accumulation
units outstanding
at end of period (000
omitted)                   8,279     9,515     7,119     7,272     8,923     9,498     8,127     5,689     2,544     1,377
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit
value at beginning of
period                   $  1.28   $  1.11   $  0.88   $  1.09   $  1.55   $  2.09   $  1.46   $  1.28   $  1.26   $  1.17
Accumulation unit
value at end of period   $  1.44   $  1.28   $  1.11   $  0.88   $  1.09   $  1.55   $  2.09   $  1.46   $  1.28   $  1.26
Number of accumulation
units outstanding
at end of period (000
omitted)                   1,332     1,736     2,080     2,254     2,733     2,637     2,510     2,181     1,413       675
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit
value at beginning of
period                   $  1.56   $  1.50   $  1.18   $  1.53   $  1.89   $  2.33   $  1.91   $  1.56   $  1.27   $  1.20
Accumulation unit
value at end of period   $  1.64   $  1.56   $  1.50   $  1.18   $  1.53   $  1.89   $  2.33   $  1.91   $  1.56   $  1.27
Number of accumulation
units outstanding
at end of period (000
omitted)                   4,590     4,708     4,663     5,116     6,019     6,358     5,864     5,163     3,813     2,350

*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap
Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (10/29/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit
value at beginning of
period                   $  1.22   $  1.20   $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --
Accumulation unit
value at end of period   $  1.22   $  1.22   $  1.20   $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --
Number of accumulation
units outstanding
at end of period (000
omitted)                   3,748     4,250     4,512     3,938     4,237     3,717     2,141     1,108        69        --

*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap
Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit
value at beginning of
period                   $  1.35   $  1.25   $  0.99   $  1.47   $  2.22   $  2.78   $  1.65   $  1.63   $  1.47   $  1.28
Accumulation unit
value at end of period   $  1.45   $  1.35   $  1.25   $  0.99   $  1.47   $  2.22   $  2.78   $  1.65   $  1.63   $  1.47
Number of accumulation
units outstanding
at end of period (000
omitted)                   2,484     3,194     3,701     4,011     4,343     3,856     3,961     3,453     2,434     1,324

*RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap
Growth Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 American Enterprise Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."


                                               /s/ Ernst & Young LLP
                                               -------------------------------
                                                   Ernst & Young LLP



Minneapolis, Minnesota
February 27, 2006

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                    2005            2004
 ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $5,818,741; 2004, $6,257,483)      $5,757,419     $6,368,833
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $6,000)                         --          6,246
Mortgage loans on real estate, at cost (less allowance for losses: 2005 and 2004, $6,862)       355,306        420,899
Other investments                                                                                 1,108          2,286
----------------------------------------------------------------------------------------------------------------------
      Total investments                                                                       6,113,833      6,798,264

Cash and cash equivalents                                                                           859         47,356
Amounts due from brokers                                                                             75             71
Other accounts receivable                                                                         7,560          4,299
Accrued investment income                                                                        60,562         67,655
Deferred policy acquisition costs                                                               344,215        299,708
Deferred sales inducement costs                                                                  54,359         49,822
Deferred income tax assets, net                                                                  23,883             --
Other assets                                                                                     20,108          3,394
Separate account assets                                                                       2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total assets                                                                           $9,509,508     $9,149,189
======================================================================================================================

 LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                           $5,754,763     $6,325,427
   Variable annuity guarantees                                                                    7,129          5,505
Policy claims and other policyholders' funds                                                      8,002          4,150
Amounts due to brokers                                                                           31,682          6,962
Deferred income tax liabilities, net                                                                 --         34,984
Other liabilities                                                                                40,316         41,826
Separate account liabilities                                                                  2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                       8,725,946      8,297,474
----------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and
     outstanding                                                                                  3,000          3,000
   Additional paid-in capital                                                                   591,872        591,872
   Retained earnings                                                                            224,410        199,175
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                  (35,708)        62,082
      Net unrealized derivative losses                                                              (12)        (4,414)
----------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                          (35,720)        57,668
----------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                783,562        851,715
----------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                   $9,509,508     $9,149,189
======================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005           2004          2003
 REVENUES

Net investment income                                    $348,265       $376,487      $372,194
Contractholder charges                                     14,779         11,211         7,528
Mortality and expense risk and other fees                  43,307         24,801        13,749
Net realized (loss) gain on investments                    (1,361)         5,193        25,105
----------------------------------------------------------------------------------------------
   Total revenues                                         404,990        417,692       418,576
----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES

Death and other benefits for investment contracts          17,193         15,438         6,342
Interest credited to account values                       206,424        226,033       262,399
Amortization of deferred policy acquisition costs          63,781         60,836        38,392
Separation costs                                            9,828             --            --
Other insurance and operating expenses                     74,075         72,185        54,739
----------------------------------------------------------------------------------------------
   Total benefits and expenses                            371,301        374,492       361,872
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   33,689         43,200        56,704
Income tax provision                                        8,454         18,008        19,075
----------------------------------------------------------------------------------------------
Income before accounting change                            25,235         25,192        37,629
Cumulative effect of accounting change, net of tax             --         (3,562)           --
----------------------------------------------------------------------------------------------
Net income                                                $25,235       $ 21,630      $ 37,629
==============================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, (THOUSANDS)                                                            2005           2004         2003

 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                   $  25,235      $  21,630    $   37,629
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Cumulative effect of accounting change, net of tax                                               --          3,562            --
   Amortization of deferred policy acquisition costs                                            63,781         60,836        38,392
   Amortization of deferred sales inducement costs                                              14,313          9,685         7,213
   Capitalization of deferred policy acquisition costs                                         (89,256)       (65,864)      (99,000)
   Capitalization of deferred sales inducement costs                                           (15,411)       (13,488)      (21,890)
   Amortization of premium, net                                                                 22,977         26,459        23,699
   Deferred income tax (benefit) provision                                                      (8,581)        21,835        15,420
   Net realized loss (gain) on investments                                                       1,361         (5,193)      (25,105)
Changes in operating assets and liabilities:
   Other accounts receivable                                                                    (3,261)          (727)       (1,988)
   Accrued investment income                                                                     7,093          2,936       (14,143)
   Policy claims and other policyholder's funds                                                  3,852          1,050        (5,950)
   Other assets and liabilities, net                                                            (8,669)       (14,981)       (1,661)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                                       13,434         47,740       (47,384)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                                       579,784        341,077     3,365,402
   Maturities, sinking fund payments and calls                                                 577,264        400,057       875,785
   Purchases                                                                                  (735,554)      (480,031)   (5,678,854)
Other investments:
   Sales, maturities, sinking fund payments and calls                                           77,068        126,676        72,281
   Purchases                                                                                   (11,564)        (9,338)      (25,287)
Change in amounts due to and from brokers, net                                                  24,716        (68,018)     (910,172)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                      511,714        310,423    (2,300,845)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                                                      37,847        202,999     1,733,030
   Interest credited to account values                                                         206,424        226,033       262,399
   Surrenders and other benefits                                                              (815,916)      (748,904)     (756,827)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                                     (571,645)      (319,872)    1,238,602
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                           (46,497)        38,291    (1,109,627)
Cash and cash equivalents at beginning of year                                                  47,356          9,065     1,118,692
-----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                                     $     859      $  47,356    $    9,065
===================================================================================================================================

Supplemental disclosures:
   Income taxes paid (refunded)                                                              $     288      $  (6,992)   $    3,266
   Interest paid on borrowings                                                               $     326      $     378    $      373

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                         ADDITIONAL               ACCUMULATED OTHER
                                                                             CAPITAL      PAID-IN       RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL          STOCK       CAPITAL       EARNINGS    INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                 $825,813        $3,000      $591,872      $139,916       $ 91,025
Comprehensive loss:
   Net income                                                   37,629            --            --        37,629             --
   Change in unrealized holding losses on securities, net      (44,180)           --            --            --        (44,180)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,417            --            --            --          4,417
                                                             ------------
   Total comprehensive loss                                     (2,134)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                  823,679         3,000       591,872       177,545         51,262
Comprehensive income:
   Net income                                                   21,630            --            --        21,630             --
   Change in unrealized holding gains on securities, net         2,004            --            --            --          2,004
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive income                                   28,036            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                  851,715         3,000       591,872       199,175         57,668
Comprehensive loss:
   Net income                                                   25,235            --            --        25,235             --
   Change in unrealized holding losses on securities, net      (97,790)           --            --            --        (97,790)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive loss                                    (68,153)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2005                                 $783,562        $3,000      $591,872      $224,410       $(35,720)
===================================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

American Enterprise Life Insurance Company owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005, American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholdings in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. American Enterprise Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses allocated to American Enterprise Life are significant to American Enterprise Life.

American Enterprise Life Insurance Company provides branded financial products and wholesaling services to support its annuity operation. American Enterprise Life principally underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York. In past years, American Enterprise Life issued a nominal amount of variable universal life contracts.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life Insurance Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

American Enterprise Life consolidates all entities, in which it holds a greater than 50% voting interest. Entities in which American Enterprise Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing its rated collateralized debt obligations (CDOs) described in Note 2. American Enterprise Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other Investments

Other investments principally include real estate and reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

American Enterprise Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC is amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 15 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of American Enterprise Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transactions. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in the fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of
Note 8 which describes the types of economic hedges used by American Enterprise Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Enterprise Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable products, which vary based on the level of variable assets. American Enterprise Life's major source of revenue from variable annuities it sells is mortality and expense risk and other fees.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Consolidated Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 8.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.5%.

REVENUES AND EXPENSES

American Enterprise Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and gains and losses on hedges on GMWB. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to American Enterprise Life that it considered to be a reasonable reflection of separation costs benefiting American Enterprise Life. Separation costs generally consist of allocated employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Enterprise Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Enterprise Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Enterprise Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Enterprise Life is currently evaluating the impact of SOP 05-1 on American Enterprise Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Enterprise Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001 (which was sold in 2005). That trust contained a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. There were no other impacts on the financial statements as of December 31, 2003.

American Enterprise Life Insurance Company
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2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
(THOUSANDS)                                             AMORTIZED       UNREALIZED   UNREALIZED       FAIR
                                                          COST             GAINS       LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,650,573        $ 7,539     $ (47,855)    $2,610,257
   Corporate debt securities                            2,462,313         28,075       (43,009)     2,447,379
   Foreign corporate bonds and obligations                593,440          8,734       (12,993)       589,181
   U.S. Government and agencies obligations                74,172            111        (1,743)        72,540
   State and municipal obligations                         30,240            190        (1,159)        29,271
   Foreign government bonds and obligations                 8,003            788            --          8,791
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  5,818,741         45,437      (106,759)     5,757,419
Preferred and common stocks                                    --             --            --             --
-------------------------------------------------------------------------------------------------------------
   Total                                               $5,818,741        $45,437     $(106,759)    $5,757,419
-------------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                          GROSS        GROSS
(THOUSANDS)                                             AMORTIZED      UNREALIZED    UNREALIZED      FAIR
                                                          COST            GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,719,323       $ 31,234      $(11,301)    $2,739,256
   Corporate debt securities                            2,715,114         88,129        (9,854)     2,793,389
   Foreign corporate bonds and obligations                638,653         22,603        (3,419)       657,837
   U.S. Government and agencies obligations               102,245            310           (71)       102,484
   Structured investments(a)                               47,968             --        (6,194)        41,774
   State and municipal obligations                         30,239            302          (878)        29,663
   Foreign government bonds and obligations                 3,941            489            --          4,430
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  6,257,483        143,067       (31,717)     6,368,833
Preferred and common stocks                                 6,000            246            --          6,246
-------------------------------------------------------------------------------------------------------------
   Total                                               $6,263,483       $143,313      $(31,717)    $6,375,079
-------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 94% of American Enterprise Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $123.6 million and $139.3 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, (excluding net unrealized appreciation and depreciation) on December 31 is as follows:


RATING                                                   2005           2004
----------------------------------------------------------------------------
AAA                                                       49%            47%
AA                                                         3              2
A                                                         18             19
BBB                                                       23             24
Below investment grade                                     7              8
----------------------------------------------------------------------------
   Total                                                 100%           100%
----------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 58% and 63%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

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American Enterprise Life Insurance Company
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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities          $1,440,072   $(21,811)     $  719,535  $(26,044)   $2,159,607    $ (47,855)
Corporate debt securities                            1,130,267    (24,674)        414,348   (18,335)    1,544,615      (43,009)
Foreign corporate bonds and obligations                210,733     (7,352)        131,297    (5,641)      342,030      (12,993)
U.S. Government and agencies obligations                33,493       (623)         36,557    (1,120)       70,050       (1,743)
State and municipal obligations                         23,961     (1,025)          2,870      (134)       26,831       (1,159)
------------------------------------------------------------------------------------------------------------------------------
   Total                                            $2,838,526   $(55,485)     $1,304,607  $(51,274)   $4,143,133    $(106,759)
------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities          $  963,075   $ (5,848)     $151,475    $ (5,453)   $1,114,550    $(11,301)
Corporate debt securities                              489,190     (3,892)      214,895      (5,962)      704,085      (9,854)
Foreign corporate bonds and obligations                120,722     (1,157)      103,192      (2,262)      223,914      (3,419)
U.S. Government and agencies obligations                71,002        (56)          533         (15)       71,535         (71)
Structured investments                                      --         --        41,774      (6,194)       41,774      (6,194)
State and municipal obligations                             --         --        22,126        (878)       22,126        (878)
------------------------------------------------------------------------------------------------------------------------------
   Total                                            $1,643,989   $(10,953)     $533,995    $(20,764)   $2,177,984    $(31,717)
------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                   12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                 GROSS                                 GROSS                                GROSS
RATIO OF FAIR VALUE    NUMBER OF              UNREALIZED   NUMBER OF                UNREALIZED  NUMBER OF                UNREALIZED
TO AMORTIZED COST     SECURITIES   FAIR VALUE   LOSSES     SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                357        $2,733      $(47)         116        $1,135       $(40)         473        $3,868      $ (87)
90% - 95%                  28            78        (5)          22           169        (11)          50           247        (16)
80% - 90%                   7            27        (4)           1             1         --            8            28         (4)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                  392        $2,838      $(56)         139        $1,305       $(51)         531        $4,143      $(107)
-----------------------------------------------------------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. The unrealized losses are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Enterprise Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)),
(ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as DAC and DSIC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive (loss) income, net of tax:

(THOUSANDS)                                                                                    2005            2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $60,617, $4,106, and $18,168, respectively            $(112,573)       $ 7,624      $(33,742)
Reclassification of realized losses (gains), net of tax of $95, $1,920, and $9,157,
 respectively                                                                                     177         (3,565)      (17,006)
DAC, net of tax of $6,660, $294 and $3,536, respectively                                       12,372           (544)        6,568
DSIC, net of tax of $1,205, $814, and $0, respectively                                          2,234         (1,511)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities (losses) gains                                                    $ (97,790)       $ 2,004      $(44,180)
-----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2005:
                                                         AMORTIZED         FAIR
(THOUSANDS)                                                COST            VALUE
--------------------------------------------------------------------------------
Due within 1 year                                      $  137,638     $  138,636
Due after 1 through 5 years                               871,839        870,118
Due after 5 through 10 years                            2,052,358      2,033,347
Due after 10 years                                        106,333        105,061
--------------------------------------------------------------------------------
                                                        3,168,168      3,147,162
Mortgage and other asset-backed securities              2,650,573      2,610,257
--------------------------------------------------------------------------------
Total                                                  $5,818,741     $5,757,419
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $579,784       $341,077    $3,365,402
Maturities, sinking fund payments and calls              $577,264       $400,057    $  875,785
Purchases                                                $735,554       $480,031    $5,678,854
----------------------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Gross realized gains from sales                          $ 11,232        $ 9,464      $ 65,739
Gross realized losses from sales                         $(10,155)       $(3,980)     $(30,254)
Other-than-temporary impairments                         $ (1,349)       $    --      $ (9,323)
----------------------------------------------------------------------------------------------

The $1.3 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost. The $9.3 million of other-than-temporary impairments in 2003 consisted of $5.6 million related to corporate debt securities and $3.7 million related to American Enterprise Life's interest in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter 2005, American Enterprise Life sold all of its retained interest in a CDO-related securitization trust and recognized a net realized pretax loss of $1.2 million. The carrying value of this retained interest was $41.8 million at December 31, 2004, of which $31.0 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $4.2 million were on deposit with various states as required by law.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                              2005            2004
------------------------------------------------------------------------------
Mortgage loans on real estate                          $362,168       $427,761
Less: allowance for loan losses                          (6,862)        (6,862)
------------------------------------------------------------------------------
Net mortgage loans                                     $355,306       $420,899
------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

American Enterprise Life did not have a recorded investment in impaired mortgage loans on real estate at December 31, 2005 and 2004. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil and $1.5 million, respectively. American Enterprise Life recognized nil, $0.1 million and $0.2 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Balance, beginning of year                                 $6,862        $ 7,362       $10,812
Provision for mortgage loan losses                             --            661           281
Foreclosures, write-offs and loan sales                        --         (1,161)       (3,731)
----------------------------------------------------------------------------------------------
Balance, end of year                                       $6,862        $ 6,862       $ 7,362
----------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
REGION                                SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
South Atlantic                      $ 71,153           $--        $ 96,011       $240
East North Central                    70,402            --          81,737         --
West North Central                    66,097            --          74,452         --
Middle Atlantic                       48,435            --          51,082         --
Mountain                              45,004            --          53,226         --
West South Central                    23,721            --          24,585         --
Pacific                               14,242            --          20,073         --
New England                           13,634            --          16,483         --
East South Central                     9,480            --          10,112         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                         SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
Office buildings                    $132,250           $--        $154,259       $240
Apartments                            82,851            --          89,977         --
Department/retail stores              75,215            --          94,284         --
Industrial buildings                  43,690            --          48,087         --
Hotels/motels                         13,348            --          25,802         --
Medical buildings                     10,520            --          10,890         --
Mixed use                              4,294            --           4,462         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005           2004          2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                               $309,257       $328,164      $321,420
Income on mortgage loans on real estate                    28,245         36,329        42,482
Other investments                                          13,649         12,236        11,600
----------------------------------------------------------------------------------------------
                                                          351,151        376,729       375,502
Less: investment expenses                                   2,886            242         3,308
----------------------------------------------------------------------------------------------
   Total                                                 $348,265       $376,487      $372,194
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Fixed maturities                                          $  (272)        $5,484       $26,162
Mortgage loans on real estate                              (1,089)          (288)       (1,082)
Other investments                                              --             (3)           25
----------------------------------------------------------------------------------------------
   Total                                                  $(1,361)        $5,193       $25,105
----------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                        2005           2004          2003
----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                       $299,708       $296,722      $226,010
Impact of SOP 03-1                                                                     --         (1,204)           --
Capitalization of acquisition costs                                                89,256         65,864        99,000
Amortization, excluding impact of changes in assumptions                          (66,581)       (61,936)      (41,592)
Amortization, impact of annual third quarter changes in DAC-related assumptions     2,800          1,100         3,200
Impact of changes in net unrealized securities losses (gains)                      19,032           (838)       10,104
----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                             $344,215       $299,708      $296,722
----------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                      2005            2004         2003
----------------------------------------------------------------------------------------------------
Balance, beginning of year                                     $ 49,822        $49,244       $34,567
Impact of SOP 03-1                                                   --           (900)           --
Capitalization of sales inducements                              15,411         13,488        21,890
Amortization                                                    (14,313)        (9,685)       (7,213)
Impact of changes in net unrealized securities losses (gains)     3,439         (2,325)           --
----------------------------------------------------------------------------------------------------
Balance, end of year                                           $ 54,359        $49,822       $49,244
----------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 8 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB, AND GGU BY BENEFIT TYPE

  (DOLLARS IN THOUSANDS)                                                                           2005             2004
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    Return of Premium                         Total Contract Value                              $1,562,858       $1,205,839
                                              Contract Value in Separate Accounts               $  843,406       $  333,958
                                              Net Amount at Risk*                               $    5,025       $    4,430
                                              Weighted Average Attained Age                             65               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    One Year Ratchet                          Total Contract Value                              $2,256,534       $1,941,942
                                              Contract Value in Separate Accounts               $1,645,665       $1,287,227
                                              Net Amount at Risk*                               $   40,412       $   52,435
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with Other GMDB                   Total Contract Value                              $  453,008       $  305,537
                                              Contract Value in Separate Accounts               $  387,456       $  236,344
                                              Net Amount at Risk*                               $   15,883       $   11,689
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit            Total Contract Value                              $  128,084       $  103,324
                                              Contract Value in Separate Accounts               $   94,482       $   65,952
                                              Net Amount at Risk*                               $    6,513       $    3,802
                                              Weighted Average Attained Age                             64               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                         Total Contract Value                              $  763,365       $  579,466
                                              Contract Value in Separate Accounts               $  686,175       $  497,594
                                              Net Amount at Risk*                               $   15,962       $   11,886
                                              Weighted Average Attained Age                             60               59
---------------------------------------------------------------------------------------------------------------------------

  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                    GMDB & GGU          GMIB
---------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005        Liability balance at January 1                        $2,516           $2,989
                                              Reported claims                                       $  967           $   --
                                              Liability balance at December 31                      $2,247           $3,527
                                              Incurred claims (reported + change in liability)      $  698           $  538
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies. Provisions (benefits) for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $16,976       $ (2,895)      $ 3,371
   Deferred                                                (8,581)        21,835        15,420
----------------------------------------------------------------------------------------------
Total federal income taxes                                  8,395         18,940        18,791
State income taxes-current                                     59           (932)          284
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $ 8,454        $18,008       $19,075
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                               2005           2004        2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                     35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                     (5.1)          (1.7)       (0.8)
   State income taxes, net of federal benefit                   0.1           (1.4)        0.3
   Other, net                                                  (4.9)           9.8        (0.9)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change                  25.1%          41.7%       33.6%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                           2005           2004
-----------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                  $132,534       $112,410
   Deferred taxes related to net unrealized securities and derivative losses          19,234             --
   Other investments                                                                      --            894
   Other                                                                              10,183          5,630
-----------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                     161,951        118,934
-----------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                  97,720         86,547
   Deferred taxes related to net unrealized securities and derivative gains               --         36,682
   Other investments                                                                  21,832             --
   Other                                                                              18,516         30,689
-----------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                138,068        153,918
-----------------------------------------------------------------------------------------------------------
Deferred tax assets (liabilities), net                                              $ 23,883       $(34,984)
-----------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in American Enterprise Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Enterprise Life has $33.4 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Enterprise Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Enterprise Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, American Enterprise Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with the other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore American Enterprise Life will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit (provision) amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities losses (gains)                  $52,657        $(1,078)      $23,789
Net unrealized derivative gains                            (2,370)        (2,370)       (2,379)
----------------------------------------------------------------------------------------------
Net income tax benefit (provision)                        $50,287        $(3,448)      $21,410
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $61.9 million and $69.0 million as of December 31, 2005 and 2004, respectively; therefore, any dividend or distribution in 2006 would require approval of the Department of Insurance of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net (loss) income                              $ (8,253)      $ 47,380      $  6,483
Statutory capital and surplus                            $532,942       $525,885      $495,816

American Enterprise Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $583.3 million and $585.0 million, respectively. Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $125.3 million and $138.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $83.8 million, $64.9 million, and $56.3 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2005, 2004 and 2003, American Enterprise Life received $1.2 million, $1.1 million and $0.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, American Enterprise Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, American Enterprise Life received $0.5 million under the agreement with RiverSource Investments, LLC.

Included in other liabilities at December 31, 2005 and 2004 are $22.3 million and $6.3 million, respectively, payable to IDS Life for federal income taxes.

8. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not engage in any derivative instrument trading activities. Credit risk associated with American Enterprise Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, American Enterprise Life may, from time to time, enter into master netting agreements wherever practical. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

During 2005, 2004 and 2003, American Enterprise Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                                       2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------------
Reclassification for realized losses, net of tax of $2,370, $2,370, and $2,378, respectively     $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                                 $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($6.8 million) and ($17.6 million) at December 31, 2005 and 2004, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $0.5 million and $1.7 million at December 31, 2005 and 2004, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred $16.1 million and $18.2 million in derivative losses in 2005 and 2004, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2005 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The interest rate swaps and floors expire in January 2006.

Certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. American Enterprise Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

American Enterprise Life views these strategies as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $26.2 million and nil, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded derivatives is recognized in the Consolidated Balance Sheets in future policy benefits for variable annuity guarantees. The total fair value of these instruments was $1.4 million and $0.9 million at December 31, 2005 and 2004, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                      2004
-------------------------------------------------------------------------------------------------------------------
                                                                   CARRYING      FAIR        CARRYING      FAIR
(THOUSANDS)                                                         VALUE        VALUE        VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values          $      859   $      859   $   47,356   $   47,356
Available-for-Sale securities                                      5,757,419    5,757,419    6,375,079    6,375,079
Mortgage loans on real estate, net                                   355,306      377,869      420,899      456,174
Trading securities and other investments                                  73           73          136          136
Separate account assets                                            2,884,054    2,884,054    1,878,620    1,878,620
Derivative financial instruments                                      19,937       19,937        2,620        2,620

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values     $   25,000   $   25,000   $       --   $       --
Fixed annuity reserves                                             5,730,770    5,516,692    6,302,362    6,033,849
Separate account liabilities                                       2,882,548    2,760,070    1,877,294    1,809,392
Derivative financial instruments                                       1,157        1,157       25,937       25,937
-------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
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As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $24.0 million and $23.1 million at December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $100.4 million and $138.1 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $1.5 million and $1.3 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $291.7 million and $227.6 million as of December 31, 2005 and 2004, respectively.

10. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Enterprise Life's federal income tax returns and recently completed its audit of American Enterprise Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Enterprise Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial condition or results of operations as a result of these audits.

[RIVERSOURCE ANNUITIES(SM) LOGO]

American Enterprise Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

37301 T (5/06)